The Dow(SM) Target
Variable Fund LLC




                                                Annual Report

                                                December 31, 2001








[LOGO] Ohio National
       Financial Services(R)

President's
Message

                                         [John J. Palmer Photo]

Dear Investor:

In last June's report, we discussed how the market seemed to be stabilizing after a rocky 18 months. The impact of monetary policy and promised tax cuts were creating a positive environment for corporate earnings, and falling energy prices were helping to create more discretionary dollars available for consumer spending.

Most of that positive momentum was temporarily suspended with the events of September 11. As New York City, Wall Street and the affected support companies for the markets recovered and reorganized, the stock market closed for a week. Upon reopening, the markets dropped significantly, as analysts anticipated, with the Nasdaq(R) Composite ending the week down 16.05 percent and the S&P 500(R) down 11.56 percent. Consumer confidence continued to erode during this time and unemployment continued to rise. Some business news reports even compared this economic period to the recession of 1981-82.

Signs of Recovery

About 10 days later, an interesting turnaround began, which continued through year-end. From September 21 through December 31, the Nasdaq(R) Composite and the S&P 500(R) rose 37.17 percent and 19.34 percent, respectively. While corporate profit disappointments continued through the fourth quarter, the markets, reacting to the Fed's monetary policy and some positive economic data, took the bit in their teeth and turned in a fine fourth quarter.

Looking Ahead

Many economists were feeling more upbeat about the U.S. economy heading into the year 2002. Several key economic indicators indicated that recovery could be coming soon. In fact, the monetary and fiscal stimulus that the economy has received in the last twelve months would lead some to believe that the economy only needs to overcome some inertia before it begins to move.

The unemployment rate in the United States has increased significantly in the last six months as corporations look for ways to create profits by cutting expenses. However, this indicator also shows how mild the current recession is. Economic forecasters are looking at a peak unemployment of somewhere between 6.5 percent and 7 percent sometime during 2002 - much lower than the peak unemployment percentages seen in 1990-91 (7.8 percent), 1981-82 (10.8 percent) and 1973-75 (9 percent).

Further, consumer confidence has climbed back to its pre-September 11 levels. This has been an important indicator during the recession, as it has been consumer spending that has kept the economy going. Corporate spending was slashed during 2000 and 2001, which had a deleterious effect on the technology and business services markets. With inventory levels stabilizing and growing consumer confidence, it is foreseeable that more spendable dollars will enter the market place, driving the economy forward.

A Word of Caution

While there are many positive signs pointing to the beginning of an economic recovery, there are no absolutes and another down market is possible. Corporate profits and earnings remain a problem in some people's minds. However, many forecasters believe that the stock market will rise this year, not necessarily at the double-digit rate of the late '90s but at a rather more sedate pace. Common predictions range from a 4-10 percent increase in the S&P 500(R) Index with a comparable rise in the Nasdaq(R) Composite.

In Closing

Information on your Dow(SM) Target Variable Fund investments is contained in the following pages. Please note in reviewing performance results that rates of return under variable contracts differ from those of the underlying portfolios because of applicable sales charges for mortality and interest guarantees. Please contact your registered representative for additional information on financial protection and tax-deferred accumulation options offered by your variable annuity or variable universal life insurance contract. As your needs change over time, he or she stands ready to serve you.

Thank you for the confidence you have placed in the Dow(SM) Target Variable Fund as you pursue your wealth building endeavors. Be assured that we will continue to make every effort to merit your confidence and continued business.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer
President and Chairman

Dow(SM) Target Variable Fund LLC

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
Ronald L. Benedict, Secretary and Manager
James E. Bushman, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.52%
Since inception (1/4/99)                     0.40%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW TARGET 10 -- JANUARY PORTFOLIO
                                                             (COMMENCED OPERATIONS JANUARY 4,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
01/04/99                                                             $      10000                       $      10000
06/99                                                                       11312                              12046
'99                                                                       10305.2                            12720.6
06/00                                                                     8515.21                            11641.9
'00                                                                         10489                            12102.9
06/01                                                                     10801.6                              11879
'01                                                                         10119                            11444.2

 COMMENTS

The Dow(SM) Target 10 January Portfolio lost (3.52)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,218   Caterpillar, Inc. (1)...............  $ 63,641    11.6
 1,443   Eastman Kodak Co. (10)..............    42,467     7.8
 1,176   E.l. du Pont de Nemours & Co. (8)...    49,992     9.2
 1,335   Exxon Mobil Corp. (7)...............    52,466     9.6
 1,143   General Motors Corp. (5)............    55,550    10.2
 1,366   International Paper Co. (6).........    55,118    10.0
   476   Minnesota Mining and Manufacturing
          Co. (4)............................    56,268    10.2
 1,299   Phillip Morris Cos., Inc. (2).......    59,559    10.9
   751   Proctor & Gamble Co. (3)............    59,427    10.9
 1,230   SBC Communications, Inc. (9)........    48,178     8.8
                                               --------   -----
         TOTAL COMMON STOCKS
          (COST $583,574)....................  $542,666    99.2
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$9,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $9,001
          Collateralized by FHLMC
          Market Value: $9,180
          Face Value: $10,009
          Due: 05/01/2016
          Interest: 6.00%....................  $  9,000     1.6
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $9,000)............................  $  9,000     1.6
                                               --------   -----
         TOTAL HOLDINGS (COST $592,574)
          (A)................................  $551,666   100.8
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (4,630)   (0.8)
                                               --------   -----
         TOTAL NET ASSETS....................  $547,036   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

  1  Machinery
  2  Tobacco
  3  Consumer Products
  4  Manufacturing
  5  Automobiles
  6  Paper & Related
  7  Oil and Gas
  8  Chemical
  9  Telephone
 10  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -4.45%
Since inception (2/1/99)                     2.63%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                           DOW TARGET 10 -- FEBRUARY PORTFOLIO
                                                            (COMMENCED OPERATIONS FEBRUARY 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
02/01/99                                                           $       10000                        $      10000
06/99                                                                      11819                               11812
'99                                                                        10682                             12473.5
06/00                                                                    8939.78                             11415.7
'00                                                                      11285.6                             11867.8
06/01                                                                    11843.1                             11648.2
'01                                                                      10784.3                             11221.9

 COMMENTS

The Dow(SM) Target 10 February Portfolio lost (4.45)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
2,820    Caterpillar, Inc. (1).............  $  147,345    12.6
2,907    Eastman Kodak Co. (9).............      85,553     7.3
2,895    E.I. du Pont de Nemours and Co.
          (5)..............................     123,066    10.5
3,055    Exxon Mobil Corp. (6).............     120,062    10.3
2,252    General Motors Corp. (7)..........     109,447     9.4
3,252    International Paper Co. (3).......     131,218    11.2
2,240    JP Morgan Chase & Co. (10)........      81,424     7.0
1,124    Minnesota Mining and Manufacturing
          Co. (2)..........................     132,868    11.4
2,789    Phillip Morris Cos., Inc. (4).....     127,876    10.9
2,613    SBC Communications, Inc. (8)......     102,351     8.8
                                             ----------   -----
         TOTAL COMMON STOCKS
          (COST $1,127,393)................  $1,161,210    99.4
                                             ----------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE        %
---------------------------------------------------------------
$11,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $11,001
           Collateralized by FHLMC
           Market Value: $11,220
           Face Value: $12,233
           Due: 05/01/2016
           Interest: 6.00%.................  $   11,000     0.9
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $11,000)........................  $   11,000     0.9
                                             ----------   -----
          TOTAL HOLDINGS (COST $1,138,392)
           (A).............................  $1,172,210   100.3
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................      (3,162)  (0.3)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,169,048   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Machinery
 2.  Manufacturing
 3.  Paper & Related
 4.  Tobacco
 5.  Chemical
 6.  Oil and Gas
 7.  Automobile
 8.  Telephone
 9.  Photo Equipment
10.  Banking and Financial

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -4.98%
Since inception (3/1/99)                     1.14%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW TARGET 10 -- MARCH PORTFOLIO
                                                               (COMMENCED OPERATIONS MARCH 1,
                                                                           1999)                   DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
03/01/99                                                           $        10000                        $     10000
06/99                                                                       11573                              11850
'99                                                                       10223.6                            12513.6
06/00                                                                     8481.49                            11452.5
'00                                                                       10867.3                              11906
06/01                                                                     11340.1                            11685.7
'01                                                                       10326.3                              11258

 COMMENTS

The Dow(SM) Target 10 March Portfolio lost (4.98)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
2,498    Caterpillar, Inc. (1)..............  $  130,521   12.9
2,315    Eastman Kodak Co. (10).............      68,130    6.7
2,402    E.I. du Pont de Nemours and Co.
          (5)...............................     102,109   10.1
2,580    Exxon Mobil Corp. (4)..............     101,394   10.0
1,945    General Motors Corp. (8)...........      94,527    9.4
2,832    International Paper Co. (2)........     114,271   11.3
2,779    JP Morgan Chase & Co. (7)..........     101,017   10.0
  940    Minnesota Mining and
          Manufacturing Co. (3).............     111,117   11.0
2,200    Phillip Morris Cos., Inc. (6)......     100,870   10.0
2,100    SBC Communications, Inc. (9).......      82,257    8.2
                                              ----------   ----
         TOTAL COMMON STOCKS (COST
          $1,001,943).......................  $1,006,213   99.6
                                              ----------   ----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$7,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $7,000
          Collateralized by FHLMC
          Market Value: $7,140
          Face Value: $7,785
          Due: 05/01/2016
          Interest: 6.00%..................  $    7,000     0.7
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $7,000)..........................  $    7,000     0.7
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,008,943)
          (A)..............................  $1,013,213   100.3
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (3,340)   (0.3)
                                             ----------   -----
         TOTAL NET ASSETS                    $1,009,873   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Machinery
 2.  Paper & Related
 3.  Manufacturing
 4.  Oil and Gas
 5.  Chemical
 6.  Tobacco
 7.  Banking and Financial
 8.  Automobile
 9.  Telephone
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -2.10%
Since inception (4/1/99)                     1.14%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW TARGET 10 -- APRIL PORTFOLIO
                                                          (COMMENCED OPERATIONS APRIL 1, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
04/01/99                                                          $        10000                        $      10000
06/99                                                                      11463                               11253
'99                                                                      10276.6                             11883.2
06/00                                                                    8282.92                             10875.5
'00                                                                      10538.4                             11306.1
06/01                                                                    10946.2                               11097
'01                                                                      10316.8                             10690.8

 COMMENTS

The Dow(SM) Target 10 April Portfolio lost (2.10)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Procter & Gamble Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
2,780    Caterpillar, Inc. (2).............  $  145,255    11.6
3,031    Eastman Kodak Co. (10)............      89,202     7.1
2,971    E.I. du Pont de Nemours and Co.
          (5)..............................     126,297    10.0
2,380    General Motors Corp. (7)..........     115,668     9.2
3,533    International Paper Co. (4).......     142,557    11.3
2,879    JP Morgan Chase & Co. (9).........     104,652     8.3
1,206    Minnesota Mining and Manufacturing
          Co. (3)..........................     142,561    11.3
2,648    Phillip Morris Cos., Inc. (6).....     121,411     9.7
2,025    Procter & Gamble Co. (1)..........     160,238    12.8
2,851    SBC Communications, Inc. (8)......     111,674     8.9
                                             ----------   -----
         TOTAL COMMON STOCKS (COST
          $1,311,444)......................  $1,259,515   100.2
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$3,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $3,000
          Collateralized by FHLMC
          Market Value: $3,060
          Face Value: $3,336
          Due: 05/01/2016
          Interest: 6.00%..................  $    3,000     0.2
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)..........................  $    3,000     0.2
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,314,445)
          (A)..............................  $1,262,515   100.4
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (4,477)  (0.4)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,258,038   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Consumer Products
 2.  Machinery
 3.  Manufacturing
 4.  Paper & Related
 5.  Chemical
 6.  Tobacco
 7.  Automobile
 8.  Telephone
 9.  Banking and Financial
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -1.51%
Since inception (5/3/99)                    -2.03%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW TARGET 10 -- MAY PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 3, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
05/03/99                                                            $       10000                       $      10000
06/99                                                                        9660                              10204
'99                                                                       8397.44                            10775.4
06/00                                                                      7638.3                            9861.67
'00                                                                       9613.58                            10252.2
06/01                                                                     10041.4                            10062.5
'01                                                                       9469.02                            9694.24

 COMMENTS

The Dow(SM) Target 10 May Portfolio lost (1.51)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Procter & Gamble Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,907   Caterpillar, Inc. (2)...............  $ 99,641    11.0
 2,274   Eastman Kodak Co. (10)..............    66,924     7.4
 2,077   E.I. du Pont de Nemours and Co.
          (6)................................    88,293     9.7
 1,744   General Motors Corp. (8)............    84,758     9.4
 2,481   International Paper Co. (3).........   100,108    11.0
 1,924   JP Morgan Chase & Co. (9)...........    69,937     7.7
   806   Minnesota Mining and Manufacturing
          Co. (4)............................    95,277    10.5
 1,881   Phillip Morris Cos., Inc. (7).......    86,244     9.5
 1,604   Procter & Gamble Co. (1)............   126,925    14.0
 2,290   SBC Communications, Inc. (5)........    89,700    10.0
                                               --------   -----
         TOTAL COMMON STOCKS
          (COST $907,160)....................  $907,807   100.2
                                               --------   -----

 FACE                                           MARKET
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,224
          Due: 05/01/2016
          Interest: 6.00%....................  $  2,000     0.2
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)............................  $  2,000     0.2
                                               --------   -----
         TOTAL HOLDINGS (COST $909,160)
          (A)................................  $909,807   100.4
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,310)  (0.4)
                                               --------   -----
         TOTAL NET ASSETS....................  $906,497   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Consumer Products
 2.  Machinery
 3.  Paper & Related
 4.  Manufacturing
 5.  Telephone
 6.  Chemical
 7.  Tobacco
 8.  Automobiles
 9.  Banking and Financial
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -1.32%
Since inception (6/1/99)                    -3.46%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW TARGET 10 -- JUNE PORTFOLIO
                                                           (COMMENCED OPERATIONS JUNE 1, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
06/01/99                                                          $        10000                     $         10000
06/99                                                                      10158                               10402
'99                                                                      9043.67                             10984.5
06/00                                                                    7798.35                               10053
'00                                                                      9254.31                             10451.1
06/01                                                                    9684.63                             10257.8
'01                                                                      9132.61                             9882.34

 COMMENTS

The Dow(SM) Target 10 June Portfolio lost (1.32)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Procter & Gamble Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,882   Caterpillar, Inc. (4)...............  $ 98,335    10.4
 2,127   Eastman Kodak Co. (10)..............    62,598     6.6
 2,195   E.I. du Pont de Nemours and Co.
          (6)................................    93,309     9.9
 1,791   General Motors Corp. (8)............    87,043     9.3
 2,647   International Paper Co. (2).........   106,806    11.3
 2,062   JP Morgan Chase & Co. (9)...........    74,954     8.0
   857   Minnesota Mining and Manufacturing
          Co. (3)............................   101,306    10.8
 1,963   Phillip Morris Cos., Inc. (7).......    90,004     9.6
 1,562   Procter & Gamble Co. (1)............   123,601    13.1
 2,378   SBC Communications, Inc. (5)........    93,145     9.9
                                               --------   -----
         TOTAL COMMON STOCKS
          (COST $934,072)....................  $931,101    98.9
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$13,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $13,001
           Collateralized by FHLMC
           Market Value: $13,260
           Face Value: $14,457
           Due: 05/01/2016
           Interest: 6.00%...................  $ 13,000     1.4
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $13,000)..........................  $ 13,000     1.4
                                               --------   -----
          TOTAL HOLDINGS (COST $947,072)
           (A)...............................  $944,101   100.3
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (2,864)  (0.3)
                                               --------   -----
          TOTAL NET ASSETS...................  $941,237   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Consumer Products
 2.  Paper & Related
 3.  Manufacturing
 4.  Machinery
 5.  Telephone
 6.  Chemical
 7.  Tobacco
 8.  Automobile
 9.  Banking and Financial
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.38%
Since inception (7/1/99)                    -4.21%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOWSM TARGET 10 -- JULY PORTFOLIO
                                                           (COMMENCED OPERATIONS JULY 1, 1999)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
07/01/99                                                           $       10000                      $        10000
'99                                                                         8908                               10560
06/00                                                                    7750.85                             9664.51
'00                                                                      9294.82                             10047.2
06/01                                                                    9599.69                             9861.35
'01                                                                      8980.51                             9500.43

 COMMENTS

The Dow(SM) Target 10 July Portfolio lost (3.38)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Procter & Gamble Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
2,281    Caterpillar, Inc. (3).............  $  119,182    11.0
2,485    Eastman Kodak Co. (10)............      73,134     6.8
2,454    E.I. du Pont de Nemours and Co.
          (7)..............................     104,320     9.7
1,812    General Motors Corp. (9)..........      88,063     8.1
3,262    International Paper Co. (2).......     131,622    12.1
2,569    JP Morgan Chase & Co. (8).........      93,383     8.6
1,778    Merck & Company, Inc. (6).........     104,546     9.7
2,394    Phillip Morris Cos., Inc. (5).....     109,765    10.2
1,816    Procter & Gamble Co. (1)..........     143,700    13.3
2,906    SBC Communications, Inc. (4)......     113,828    10.5
                                             ----------   -----
         TOTAL COMMON STOCKS
          (COST $1,100,654)................  $1,081,543   100.0
                                             ----------   -----

 FACE                                          MARKET
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$5,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,560
          Due: 05/01/2016
          Interest: 6.00%..................  $    5,000     0.5
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000)..........................  $    5,000     0.5
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,105,654)
          (A)..............................  $1,086,543   100.5
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (4,967)   (0.5)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,081,576   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

  1  Consumer Products
  2  Paper & Related
  3  Machinery
  4  Telephone
  5  Tobacco
  6  Drugs
  7  Chemical
  8  Banking and Financial
  9  Automobile
 10  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.05%
Since inception (8/2/99)                    -4.96%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW TARGET 10--AUGUST PORTFOLIO
                                                              (COMMENCED OPERATIONS AUGUST 2,
                                                                           1999)                   DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
08/02/99                                                          $         10000                    $         10000
'99                                                                          8963                              10867
06/00                                                                     8131.23                            9945.48
'00                                                                       9124.06                            10330.3
06/01                                                                     9552.89                              10148
'01                                                                       8845.02                            9776.62

 COMMENTS

The Dow(SM) Target 10 August Portfolio lost (3.05)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Minnesota Mining and Manufacturing Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,480    Caterpillar, Inc. (5)..............  $ 77,330    10.6
1,852    Eastman Kodak Co. (10).............    54,504     7.4
1,905    E.I. du Pont de Nemours and Co.
          (3)...............................    80,982    11.0
1,870    Exxon Mobile Corp. (6).............    73,491    10.0
1,261    General Motors Corp. (9)...........    61,285     8.3
2,009    International Paper Co. (4)........    81,063    11.0
1,810    JP Morgan Chase & Co. (8)..........    65,794     9.0
  726    Minnesota Mining and
          Manufacturing Co. (1).............    85,820    11.7
1,816    Phillip Morris Cos., Inc. (2)......    83,264    11.3
1,796    SBC Communications, Inc. (7).......    70,349     9.6
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $754,212).........................  $733,882    99.9
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$3,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $3,000
          Collateralized by FHLMC
          Market Value: $3,060
          Market Value: $3,060
          Face Value: $3,336
          Due: 05/01/2016
          Interest: 6.00%...................  $  3,000     0.4
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)...........................  $  3,000     0.4
                                              --------   -----
         TOTAL HOLDINGS (COST $757,212)
          (A)...............................  $736,882   100.3
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (2,472)   (0.3)
                                              --------   -----
         TOTAL NET ASSETS...................  $734,410   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Manufacturing
 2.  Tobacco
 3.  Chemical
 4.  Paper & Related
 5.  Machinery
 6.  Oil and Gas
 7.  Telephone
 8.  Banking and Financial
 9.  Automobile
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -4.03%
Since inception (9/1/99)                    -5.47%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                DOWSM TARGET 10 -- SEPTEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
09/01/99                                                          $         10000                     $        10000
'99                                                                          8833                              10668
06/00                                                                     7686.48                            9763.35
'00                                                                       9139.99                              10150
06/01                                                                        9480                            9962.21
'01                                                                       8771.84                            9597.59

 COMMENTS

The Dow(SM) Target 10 September Portfolio lost (4.03)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Minnesota Mining and Manufacturing Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,633    Caterpillar, Inc. (2)                $ 85,324    10.7
1,813    Eastman Kodak Co. (10).............    53,357     6.7
2,015    E.I. du Pont de Nemours and Co.
          (3)...............................    85,658    10.8
2,033    Exxon Mobile Corp. (7).............    79,897    10.0
1,505    General Motors Corp. (9)...........    73,143     9.2
2,036    International Paper Co. (4)........    82,153    10.3
2,080    JP Morgan Chase & Co. (8)..........    75,608     9.5
  783    Minnesota Mining and Manufacturing
          Co. (1)...........................    92,558    11.7
1,703    Phillip Morris Cos., Inc. (5)......    78,083     9.8
1,992    SBC Communications, Inc. (6).......    78,026     9.8
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $817,419).........................  $783,807    98.5
                                              --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$14,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $14,001
           Collateralized by FHLMC
           Market Value: $14,280
           Face Value: $15,569
           Due: 05/01/2016
           Interest: 6.00%...................  $ 14,000     1.8
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $14,000)..........................  $ 14,000     1.8
                                               --------   -----
          TOTAL HOLDINGS (COST $831,419)
           (A)...............................  $797,807   100.3
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (2,461)   (0.3)
                                               --------   -----
          TOTAL NET ASSETS...................  $795,346   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Manufacturing
 2.  Machinery
 3.  Chemical
 4.  Paper & Related
 5.  Tobacco
 6.  Telephone
 7.  Oil and Gas
 8.  Banking and Financial
 9.  Automobile
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -1.59%
Since inception (10/1/99)                   -0.22%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]


                                                            DOW TARGET 10 -- OCTOBER PORTFOLIO
                                                             (COMMENCED OPERATIONS OCTOBER 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                        $         10000                      $        10000
06/00                                                                      9267                               11162
'99                                                                     8094.72                             10215.5
06/01                                                                   10111.9                               10620
'00                                                                     10191.8                             10423.5
'01                                                                     9951.29                               10042

 COMMENTS

The Dow(SM) Target 10 October Portfolio lost (1.59)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Honeywell International, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,492   Caterpillar, Inc. (4)...............  $ 77,957    10.5
 2,038   Eastman Kodak Co. (10)..............    59,978     8.1
 1,809   E.I. du Pont de Nemours and Co.
          (6)................................    76,901    10.3
 1,700   Exxon Mobile Corp. (8)..............    66,810     9.0
 1,588   General Motors Corp. (5)............    77,177    10.4
 2,610   Honeywell International, Inc. (1)...    88,270    11.9
 1,930   International Paper Co. (3).........    77,876    10.5
 1,973   JP Morgan Chase & Co. (7)...........    71,719     9.7
   678   Minnesota Mining and Manufacturing
          Co. (2)............................    80,146    10.8
 1,334   Phillip Morris Cos., Inc. (9).......    61,163     8.2
                                               --------   -----
         TOTAL COMMON STOCKS (COST
          $721,776)..........................  $737,997    99.4
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$ 5,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $5,000
           Collateralized by FHLMC
           Market Value: $5,100
           Face Value: $5,560
           Due: 05/01/2016
           Interest: 6.00%...................  $  5,000     0.7
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $5,000)...........................  $  5,000     0.7
                                               --------   -----
          TOTAL HOLDINGS (COST $726,775)
           (a)...............................  $742,997   100.1
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................      (483)  (0.1)
                                               --------   -----
          TOTAL NET ASSETS...................  $742,514   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Aerospace
 2.  Manufacturing
 3.  Paper & Related
 4.  Machinery
 5.  Automobile
 6.  Chemical
 7.  Banking and Financial
 8.  Oil and Gas
 9.  Tobacco
10.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -1.35%
Since inception (11/1/99)                   -2.64%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                 DOWSM TARGET 10--NOVEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     NOVEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
11/01/99                                                           $        10000                     $        10000
'99                                                                         10112                              10748
06/00                                                                     8157.35                            9836.57
'00                                                                       9566.12                            10226.1
06/01                                                                     10020.5                            10036.9
'01                                                                       9437.32                            9669.56

 COMMENTS

The Dow(SM) Target 10 November Portfolio lost (1.35)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Honeywell International, Inc. was the best performing stock for the period while Phillip Morris Companies, Inc. lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  1,497   Caterpillar, Inc. (2)..............  $ 78,218    10.7
  2,418   Eastman Kodak Co. (5)..............    71,162     9.7
  1,670   E.I. du Pont de Nemours and Co.
           (6)...............................    70,992     9.7
  1,703   Exxon Mobil Corp. (9)..............    66,928     9.2
  1,607   General Motors Corp. (3)...........    78,100    10.7
  2,341   Honeywell International, Inc.
           (1)...............................    79,173    10.8
  1,839   International Paper Co. (4)........    74,204    10.2
  1,893   JP Morgan Chase & Co. (8)..........    68,811     9.4
  1,409   Phillip Morris Cos., Inc. (10).....    64,603     8.8
  1,763   SBC Communications, Inc. (7).......    69,055     9.5
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $747,330).........................  $721,246    98.7
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$11,000.. Firstar Bank 1.25% due 01/02/2002
           Repurchase price $11,001
           Collateralized by FHLMC
           Market Value: $11,220
           Face Value: $12,233
           Due: 05/01/2016
           Interest: 6.00%                     $ 11,000     1.5
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $11,000)..........................  $ 11,000     1.5
                                               --------   -----
          TOTAL HOLDINGS (COST $758,331)
           (A)...............................  $732,246   100.2
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (1,479)  (0.2)
                                               --------   -----
          TOTAL NET ASSETS...................  $730,767   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Aerospace
 2.  Machinery
 3.  Automobile
 4.  Paper & Related
 5.  Photo Equipment
 6.  Chemical
 7.  Telephone
 8.  Banking and Financial
 9.  Oil and Gas
10.  Tobacco

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -0.89%
Since inception (12/1/99)                   -0.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                DOWSM TARGET 10 -- DECEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
12/01/99                                                              $     10000                      $       10000
'99                                                                         10016                              10581
06/00                                                                     8350.34                            9683.73
'00                                                                       9978.66                            10067.2
06/01                                                                     10498.5                            9880.96
'01                                                                       9889.63                            9519.32

 COMMENTS

The Dow(SM) Target 10 December Portfolio lost (0.89)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
    957   Caterpillar, Inc. (1)..............  $ 50,003    10.1
  1,563   Eastman Kodak Co. (6)..............    45,999     9.3
  1,049   E.I. du Pont de Nemours and Co.
           (9)...............................    44,593     9.0
  1,231   Exxon Mobil Corp. (2)..............    48,378     9.8
    949   General Motors Corp. (7)...........    46,121     9.3
  1,395   Honeywell International, Inc.
           (4)...............................    47,179     9.5
  1,172   International Paper Co. (5)........    47,290     9.6
  1,212   JP Morgan Chase & Co. (10).........    44,056     8.9
    981   Phillip Morris Cos., Inc. (8)......    44,979     9.1
  1,219   SBC Communications, Inc. (3).......    47,749     9.6
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $494,034).........................  $466,347    94.2
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$25,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $25,002
           Collateralized by FHLMC
           Market Value: $25,500
           Face Value: $27,802
           Due: 05/01/2016
           Interest: 6.00%...................  $ 25,000     5.0
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $25,000)..........................  $ 25,000     5.0
                                               --------   -----
          TOTAL HOLDINGS (COST $519,034)
           (A)...............................  $491,347    99.2
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     3,872     0.8
                                               --------   -----
          TOTAL NET ASSETS...................  $495,219   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Machinery
 2.  Oil and Gas
 3.  Telephone
 4.  Aerospace
 5.  Paper & Related
 6.  Photo Equipment
 7.  Automobile
 8.  Tobacco
 9.  Chemical
10.  Banking and Financial

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -3.30%
Since inception (1/3/00)                     4.63%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOWSM TARGET 5--JANUARY PORTFOLIO
                                                             (COMMENCED OPERATIONS JANUARY 3,
                                                                           2000)                   DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
01/03/00                                                          $         10000                      $       10000
06/00                                                                        8307                               9152
'00                                                                       11316.6                            9514.42
06/01                                                                     11762.5                             9338.4
'01                                                                       10943.8                            8996.62

 COMMENTS

The Dow(SM) Target 5 January Portfolio lost (3.30)% versus a loss of (5.44)% for the Dow Jones Industrial Average one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  1,168   Caterpillar, Inc. (1)..............  $ 61,028    23.3
  1,383   Eastman Kodak Co. (5)..............    40,702    15.5
  1,310   International Paper Co. (3)........    52,859    20.2
  1,246   Phillip Morris Cos., Inc. (2)......    57,129    21.8
  1,180   SBC Communications, Inc. (4).......    46,220    17.7
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $248,191).........................  $257,938    98.5
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$ 2,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $2,000
           Collateralized by FHLMC
           Market Value: $2,040
           Face Value: $2,224
           Due: 05/01/2016
           Interest: 6.00%...................  $  2,000     0.8
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $2,000)...........................  $  2,000     0.8
                                               --------   -----
          TOTAL HOLDINGS (COST $250,192)
           (A)...............................  $259,938    99.3
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,750     0.7
                                               --------   -----
          TOTAL NET ASSETS...................  $261,688   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Machinery
 2.  Tobacco
 3.  Paper & Related
 4.  Telephone
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -1.45%
Since inception (2/1/00)                    10.10%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOWSM TARGET 5 -- FEBRUARY PORTFOLIO
                                                           (COMMENCED OPERATIONS FEBRUARY 1,
                                                                         2000)                     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
02/01/00                                                          $        10000                      $        10000
06/00                                                                       9034                                9614
'00                                                                      12191.4                             9994.71
06/01                                                                      13035                             9809.81
'01                                                                      12013.1                             9450.77

 COMMENTS

The Dow(SM) Target 5 February Portfolio lost (1.45)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,080    Caterpillar, Inc. (1)..............  $ 56,430    21.1
1,113    Eastman Kodak Co. (5)..............    32,756    12.2
1,109    E.I. du Pont de Nemours & Co.
          (4)...............................    47,144    17.6
1,245    International Paper Co. (2)........    50,236    18.8
1,067    Phillip Morris Cos., Inc. (3)......    48,921    18.3
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $220,778).........................  $235,487    88.0
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$5,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,560
          Due: 05/01/2016
          Interest: 6.00%...................  $  5,000     1.9
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000)...........................  $  5,000     1.9
                                              --------   -----
         TOTAL HOLDINGS (COST $225,779)
          (A)...............................  $240,487    89.9
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................    27,007    10.1
                                              --------   -----
         TOTAL NET ASSETS...................  $267,494   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Machinery
 2.  Paper & Related
 3.  Tobacco
 4.  Chemical
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -4.60%
Since inception (3/1/00)                    15.54%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOWSM TARGET 5 -- MARCH PORTFOLIO
                                                              (COMMENCED OPERATIONS MARCH 1,
                                                                           2000)                   DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
03/01/00                                                          $         10000                     $        10000
06/00                                                                       10182                              10366
'00                                                                       13657.1                            10776.5
06/01                                                                     14301.7                            10577.1
'01                                                                       13028.9                              10190

 COMMENTS

The Dow(SM) Target 5 March Portfolio lost (4.60)% versus a loss (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Caterpillar, Inc. was the best performing stock for period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,303    Caterpillar, Inc. (1)..............  $ 68,082    25.7
1,206    Eastman Kodak Co. (5)..............    35,493    13.4
1,252    E.I. du Pont de Nemours & Co.
          (3)...............................    53,223    20.1
1,477    International Paper Co. (2)........    59,597    22.5
1,163    JP Morgan Chase & Co. (4)..........    42,274    15.9
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $272,141).........................  $258,669    97.6
                                              --------   -----

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$5,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $5,000
          Collateralized by FHLMC
          Market Value: $5,100
          Face Value: $5,560
          Due: 05/01/2016
          Interest: 6.00%...................  $  5,000     1.9
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000)...........................  $  5,000     1.9
                                              --------   -----
         TOTAL HOLDINGS (COST $277,142)
          (A)...............................  $263,669    99.5
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     1,426     0.5
                                              --------   -----
         TOTAL NET ASSETS...................  $265,095   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Machinery
 2.  Paper & Related
 3.  Chemical
 4.  Banking and Financial
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One Year                                   -10.64
Since inception (4/3/00)                     6.32%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                           DOWSM TARGET 5 -- APRIL PORTFOLIO
                                                          (COMMENCED OPERATIONS APRIL 3, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
04/03/00                                                         $        10000                        $       10000
06/00                                                                      9204                                 9601
'00                                                                     12451.2                               9981.2
06/01                                                                   12538.3                              9796.55
'01                                                                     11126.5                              9437.99

 COMMENTS

The Dow(SM) Target 5 April Portfolio lost (10.64)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. International Paper Company was the best performing stock for period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES    COMMON STOCKS                         VALUE       %
---------------------------------------------------------------
  1,069   Eastman Kodak Co. (5)..............  $ 31,461    15.3
  1,048   E.I. du Pont de Nemours & Co.
           (2)...............................    44,550    21.8
  1,245   International Paper Co. (1)........    50,236    24.5
  1,016   JP Morgan Chase & Co. (4)..........    36,932    18.0
  1,006   SBC Communications, Inc. (3).......    39,405    19.2
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $228,693).........................  $202,584    98.8
                                               --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$ 1,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $1,000
           Collateralized by FHLMC
           Market Value: $1,020
           Face Value: $1,112
           Due: 05/01/2016
           Interest: 6.00%...................  $  1,000     0.5
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $1,000)...........................  $  1,000     0.5
                                               --------   -----
          TOTAL HOLDINGS (COST $229,693)
           (A)...............................  $203,584    99.3
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,340     0.7
                                               --------   -----
          TOTAL NET ASSETS...................  $204,924   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Paper & Related
 2.  Chemical
 3.  Telephone
 4.  Banking and Financial
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -9.26%
Since inception (5/1/00)                     9.89%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOWSM TARGET 5 -- MAY PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 1, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
05/01/00                                                          $         10000                     $        10000
06/00                                                                        9544                               9764
'00                                                                       12893.9                            10150.6
06/01                                                                     13187.9                            9962.87
'01                                                                         11699                            9598.23

 COMMENTS

The Dow(SM) Target 5 May Portfolio lost (9.26)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. International Paper Company was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  1,177   Eastman Kodak Co.(5)...............  $ 34,639    16.0
  1,075   E.I. du Pont de Nemours & Co.
           (3)...............................    45,698    21.0
  1,283   International Paper Co. (1)........    51,769    23.8
    997   JP Morgan Chase & Co. (4)..........    36,241    16.7
  1,186   SBC Communications, Inc. (2).......    46,456    21.4
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $249,481).........................  $214,803    98.9
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$ 1,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $1,000
           Collateralized by FHLMC
           Market Value: $1,020
           Face Value: $1,112
           Due: 05/01/2016
           Interest: 6.00%...................  $  1,000     0.5
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $1,000)...........................  $  1,000     0.5
                                               --------   -----
          TOTAL HOLDINGS (COST $250,481)
           (A)...............................  $215,803    99.4
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,306     0.6
                                               --------   -----
          TOTAL NET ASSETS...................  $217,109   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Paper & Related
 2.  Telephone
 3.  Chemical
 4.  Banking and Financial
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -8.41%
Since inception (6/1/00)                     4.68%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOWSM TARGET 5 -- JUNE PORTFOLIO
                                                           (COMMENCED OPERATIONS JUNE 1, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
06/01/00                                                         $         10000                       $       10000
06/00                                                                       9347                                9941
'00                                                                      11735.2                             10334.7
06/01                                                                    12083.7                             10143.5
'01                                                                      10748.4                             9772.22

 COMMENTS

The Dow(SM) Target 5 June Portfolio lost (8.41)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. E.I. du Pont de Nemours & Co. was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  1,467   Eastman Kodak Co.(5)...............  $ 43,174    14.2
  1,703   E.I. du Pont de Nemours & Co.
           (1)...............................    72,395    23.9
  1,603   International Paper Co. (2)........    64,681    21.4
  1,551   JP Morgan Chase & Co. (4)..........    56,379    18.6
  1,543   SBC Communications, Inc. (3).......    60,439    19.9
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $343,809).........................  $297,068    98.0
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$ 5,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $5,000
           Collateralized by FHLMC
           Market Value: $5,100
           Face Value: $5,560
           Due: 05/01/2016
           Interest: 6.00%...................  $  5,000     1.6
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $5,000)...........................  $  5,000     1.6
                                               --------   -----
          TOTAL HOLDINGS (COST $348,810)
           (A)...............................  $302,068    99.6
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,188     0.4
                                               --------   -----
          TOTAL NET ASSETS...................  $303,256   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Chemical
 2.  Paper & Related
 3.  Telephone
 4.  Banking & Financial
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.30%
Since inception (7/3/00)                     7.82%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOWSM TARGET 5 -- JULY PORTFOLIO
                                                           (COMMENCED OPERATIONS JULY 3, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
07/03/00                                                        $          10000                    $          10000
'00                                                                        11824                               10396
06/01                                                                      12511                             10203.7
'01                                                                      11197.3                             9830.22

 COMMENTS

The Dow(SM) Target 5 July Portfolio lost (5.30)% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. International Paper Company was the best performing stock for the period while Eastman Kodak Company lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  1,051   Eastman Kodak Co. (5)..............  $ 30,931    14.0
  1,037   E.I. du Pont de Nemours & Co.
           (3)...............................    44,083    19.9
  1,378   International Paper Co. (1)........    55,602    25.1
  1,086   JP Morgan Chase & Co. (4)..........    39,476    17.8
  1,228   SBC Communications, Inc. (2).......    48,101    21.7
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $242,218).........................  $218,193    98.5
                                               --------   -----

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$ 2,000   Firstar Bank 1.25% due 01/02/2002
           Repurchase price $2,000
           Collateralized by FHLMC
           Market Value: $2,040
           Face Value: $2,224
           Due: 05/01/2016
           Interest: 6.00%...................  $  2,000     0.9
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $2,000)...........................  $  2,000     0.9
                                               --------   -----
          TOTAL HOLDINGS (COST $244,219)
           (A)...............................  $220,193    99.4
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,336     0.6
                                               --------   -----
          TOTAL NET ASSETS...................  $221,529   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Paper & Related
 2.  Telephone
 3.  Chemical
 4.  Banking & Financial
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One Year                                     1.88%
Since inception (8/1/00)                    14.18%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOWSM TARGET 5 -- AUGUST PORTFOLIO
                                                             (COMMENCED OPERATIONS AUGUST 1,
                                                                          2000)                    DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
08/01/00                                                          $         10000                      $       10000
'00                                                                         11842                              10317
06/01                                                                     12114.4                            10126.1
'01                                                                       12064.7                            9755.52

 COMMENTS

The Dow(SM) Target 5 August Portfolio gained 1.88% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Phillip Morris Companies, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,734    Eastman Kodak Co. (5)..............  $ 51,032    14.2
1,750    Exxon Mobil Corp. (4)..............    68,775    19.1
1,783    E.I. du Pont de Nemours & Co.
          (3)...............................    75,795    21.1
1,880    International Paper Co. (2)........    75,858    21.1
1,699    Phillip Morris Cos., Inc. (1)......    77,899    21.7
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $359,469).........................  $349,359    97.2
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$8,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $8,001
          Collateralized by FHLMC
          Market Value: $8,160
          Face Value: $8,897
          Due: 05/01/2016
          Interest: 6.00%...................  $  8,000     2.2
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $8,000)...........................  $  8,000     2.2
                                              --------   -----
         TOTAL HOLDINGS (COST $367,469)
          (A)...............................  $357,359    99.4
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     2,082     0.6
                                              --------   -----
         TOTAL NET ASSETS...................  $359,441   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Tobacco
 2.  Paper & Related
 3.  Chemical
 4.  Oil and Gas
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                     2.35%
Since inception (9/1/99)                    -4.44%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                DOWSM TARGET 5 -- SEPTEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
09/01/99                                                           $        10000                      $       10000
'99                                                                          7521                              10668
06/00                                                                     6760.63                            9763.35
'00                                                                       8789.49                              10150
06/01                                                                     9000.44                            9962.21
'01                                                                       8995.94                            9597.59

 COMMENTS

The Dow(SM) Target 5 September Portfolio gained 2.35% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. E.I. du Pont de Nemours & Co. was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,021    E.I. du Pont de Nemours & Co.
          (1)...............................  $ 43,403    21.1
1,030    Exxon Mobile Corp. (3).............    40,479    19.7
1,054    JP Morgan Chase & Co. (5)..........    38,313    18.6
1,032    International Paper Co. (2)........    41,641    20.2
1,009    SBC Communications, Inc. (4).......    39,522    19.2
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $204,335).........................  $203,358    98.8
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$1,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $1,000
          Collateralized by FHLMC
          Market Value: $1,020
          Face Value: $1,112
          Due: 05/01/2016
          Interest: 6.00%...................  $  1,000     0.5
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $1,000)...........................  $  1,000     0.5
                                              --------   -----
         TOTAL HOLDINGS (COST $204,335)
          (A)...............................  $204,358    99.3
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     1,536     0.7
                                              --------   -----
         TOTAL NET ASSETS...................  $205,894   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Chemical
 2.  Paper & Related
 3.  Oil and Gas
 4.  Telephone
 5.  Banking and Financial

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                     3.20%
Since inception (10/1/99)                   -1.80%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                           DOWSM TARGET 5 -- OCTOBER PORTFOLIO
                                                            (COMMENCED OPERATIONS OCTOBER 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
10/01/99                                                          $        10000                        $      10000
'99                                                                         8530                               11162
06/00                                                                    7389.54                             10215.5
'00                                                                      9304.17                               10620
06/01                                                                    9270.67                             10423.5
'01                                                                      9601.64                               10042

 COMMENTS

The Dow(SM) Target 5 October Portfolio gained 3.20% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Honeywell International, Inc. was the best performing stock for the period while Eastman Kodak Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,452    Eastman Kodak Co.(5)...............  $ 42,732    15.7
1,288    E.I. du pont de Nemours & Co.
          (3)...............................    54,753    20.1
1,860    Honeywell International, Inc.
          (1)...............................    62,905    23.1
1,376    International Paper Co. (2)........    55,522    20.5
1,406    JP Morgan Chase & Co. (4)..........    51,108    18.8
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $246,835).........................  $267,020    98.2
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$3,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $3,000
          Collateralized by FHLMC
          Market Value: $3,060
          Face Value: $3,336
          Due: 05/01/2016
          Interest: 6.00%...................  $  3,000     1.1
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $3,000)...........................  $  3,000     1.1
                                              --------   -----
         TOTAL HOLDINGS (COST $249,385)
          (A)...............................  $270,020    99.3
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     2,019     0.7
                                              --------   -----
         TOTAL NET ASSETS...................  $272,039   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Aerospace
 2.  Paper & Related
 3.  Chemical
 4.  Banking and Financial
 5.  Photo Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                     2.26%
Since inception (11/1/99)                   -5.51%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                 DOWSM TARGET 5 -- NOVEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     NOVEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
11/01/99                                                           $        10000                      $       10000
'99                                                                          9978                              10748
06/00                                                                     7395.69                            9836.57
'00                                                                       8650.74                            10226.1
06/01                                                                     9497.65                            10036.9
'01                                                                       8846.11                            9669.56

 COMMENTS

The Dow(SM) Target 5 November Portfolio gained 2.26% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Honeywell International, Inc. was the best performing stock for the period while SBC Communications, Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                               MARKET
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,551    Eastman Kodak Co.(3)...............  $ 45,646    19.1
1,487    Honeywell International, Inc.
          (1)...............................    50,290    21.0
1,176    International Paper Co. (2)........    47,452    19.9
1,246    JP Morgan Chase & Co. (4)..........    45,292    19.0
1,153    SBC Communications, Inc. (5).......    45,163    18.9
                                              --------   -----
         TOTAL COMMON STOCKS (COST
          $244,460).........................  $233,843    97.9
                                              --------   -----

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$2,000   Firstar Bank 1.25% due 01/02/2002
          Repurchase price $2,000
          Collateralized by FHLMC
          Market Value: $2,040
          Face Value: $2,224
          Due: 05/01/2016
          Interest: 6.00%...................  $  2,000     0.8
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $2,000)...........................  $  2,000     0.8
                                              --------   -----
         TOTAL HOLDINGS (COST $246,460)
          (A)...............................  $235,843    98.7
                                              --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES.......................     3,048     1.3
                                              --------   -----
         TOTAL NET ASSETS...................  $238,891   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Aerospace
 2.  Paper & Related
 3.  Photo Equipment
 4.  Banking & Financial
 5.  Telephone

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.
 PERFORMANCE AS OF DECEMBER 31, 2001
AVERAGE ANNUAL TOTAL RETURN:

One year                                     4.34%
Since inception (12/1/99)                    5.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                 DOWSM TARGET 5 -- DECEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     DECEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
12/01/99                                                           $        10000                     $        10000
'99                                                                         10016                              10581
06/00                                                                     7981.75                            9683.73
'00                                                                       10721.9                            10067.2
06/01                                                                     11441.3                            9880.96
'01                                                                       11187.3                            9519.32

 COMMENTS

The Dow(SM) Target 5 December Portfolio gained 4.34% versus a loss of (5.44)% for the Dow Jones Industrial Average for the one year ended December 31, 2001. Exxon Mobil Corporation was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2001

                                                MARKET
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  2,054   Eastman Kodak Co. (4)..............  $ 60,449    18.9
  1,618   Exxon Mobil Corp. (1)..............    63,587    19.9
  1,832   Honeywell International, Inc.
           (3)...............................    61,958    19.4
  1,592   JP Morgan Chase & Co. (5)..........    57,869    18.1
  1,601   SBC Communications, Inc. (2).......    62,712    19.6
                                               --------   -----
          TOTAL COMMON STOCKS (COST
           $305,205).........................  $306,575    95.9
                                               --------   -----

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$12,000   Firstar Bank 1.25% due 001/02/2002
           Repurchase price $12,001
           Collateralized by FHLMC
           Market Value: $12,240
           Face Value: $13,345
           Due: 05/01/2016
           Interest: 6.00%...................  $ 12,000     3.8
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $12,000)..........................  $ 12,000     3.8
                                               --------   -----
          TOTAL HOLDINGS (COST $317,205)
           (A)...............................  $318,575    99.7
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................       813     0.3
                                               --------   -----
          TOTAL NET ASSETS...................  $319,388   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Oil and Gas
 2.  Telephone
 3.  Aerospace
 4.  Photo Equipment
 5.  Banking & Financial

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2001

                                                                                PORTFOLIOS
                                                          ------------------------------------------------------
                                                          JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)
                                                          ------------   -------------   ----------   ----------
Assets:
  Investment in securities, at cost.....................   $ 592,574      $1,138,392     $1,008,943   $1,314,445
                                                           =========      ==========     ==========   ==========
  Investments in securities, at market value (note 1)...   $ 551,666      $1,172,210     $1,013,213   $1,262,515
  Cash in bank..........................................         237             772            262          404
  Dividends & accrued interest receivable...............         754           1,618          1,276        1,536
  Due from advisor......................................       4,117           2,111          3,010        2,408
                                                           ---------      ----------     ----------   ----------
    Total Assets........................................     556,774       1,176,711      1,017,761    1,266,863
                                                           ---------      ----------     ----------   ----------
Liabilities:
  Payable for fund interests redeemed...................         232             633             55          652
  Payable for investment management services (note 3)...       2,287           4,352          3,850        4,578
  Other accrued expenses................................       7,219           2,678          3,983        3,595
                                                           ---------      ----------     ----------   ----------
    Total Liabilities...................................       9,738           7,663          7,888        8,825
                                                           ---------      ----------     ----------   ----------
Net assets at market value..............................   $ 547,036      $1,169,048     $1,009,873   $1,258,038
                                                           =========      ==========     ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest.................   $  57,797      $  119,127     $  106,280   $  129,405
  Paid-in capital in excess of par value................     598,354       1,031,089        936,792    1,325,108
  Accumulated net realized loss on investments..........     (67,994)        (14,559)       (37,214)    (144,158)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................     (40,908)         33,818          4,270      (51,930)
  Distributions in excess of net investment income......        (213)           (427)          (255)        (387)
                                                           ---------      ----------     ----------   ----------
Net assets at market value..............................   $ 547,036      $1,169,048     $1,009,873   $1,258,038
                                                           =========      ==========     ==========   ==========
Membership interest outstanding (note 4)................      57,797         119,127        106,280      129,405
Net asset value per membership interest.................   $    9.47      $     9.81     $     9.50   $     9.72
                                                           =========      ==========     ==========   ==========

                                                                PORTFOLIOS
                                                          -----------------------
                                                           MAY (10)    JUNE (10)
                                                          ----------   ----------
Assets:
  Investment in securities, at cost.....................  $  909,160   $  947,072
                                                          ==========   ==========
  Investments in securities, at market value (note 1)...  $  909,807   $  944,101
  Cash in bank..........................................         357          569
  Dividends & accrued interest receivable...............       1,091        1,139
  Due from advisor......................................       3,035        2,756
                                                          ----------   ----------
    Total Assets........................................     914,290      948,565
                                                          ----------   ----------
Liabilities:
  Payable for fund interests redeemed...................         524          234
  Payable for investment management services (note 3)...       3,346        3,459
  Other accrued expenses................................       3,923        3,635
                                                          ----------   ----------
    Total Liabilities...................................       7,793        7,328
                                                          ----------   ----------
Net assets at market value..............................  $  906,497   $  941,237
                                                          ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest.................  $   99,714   $  107,555
  Paid-in capital in excess of par value................     912,717    1,049,734
  Accumulated net realized loss on investments..........    (106,301)    (212,795)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................         647       (2,971)
  Distributions in excess of net investment income......        (280)        (286)
                                                          ----------   ----------
Net assets at market value..............................  $  906,497   $  941,237
                                                          ==========   ==========
Membership interest outstanding (note 4)................      99,714      107,555
Net asset value per membership interest.................  $     9.09   $     8.75
                                                          ==========   ==========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2001

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JULY (10)    AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)
                                                          ----------   -----------   --------------   ------------   -------------
Assets:
  Investment in securities, at cost.....................  $1,105,654    $ 757,212      $ 831,419       $ 726,775       $ 758,331
                                                          ==========    =========      =========       =========       =========
  Investments in securities, at market value (note 1)...  $1,086,543    $ 736,882      $ 797,807       $ 742,997       $ 732,246
  Cash in bank..........................................         950          271            212             847             345
  Receivable for fund interests sold....................          --           --             --              --              --
  Dividends & accrued interest receivable...............       2,017        1,053            988             774             818
  Due from advisor......................................       2,827        3,554          2,950           5,054           4,137
                                                          ----------    ---------      ---------       ---------       ---------
    Total Assets........................................   1,092,337      741,760        801,957         749,672         737,546
                                                          ----------    ---------      ---------       ---------       ---------
Liabilities:
  Payable for fund interests redeemed...................       2,988          410            486             471             445
  Payable for investment management services (note 3)...       4,136        2,942          2,885           3,704           2,508
  Other accrued expenses................................       3,637        3,998          3,240           2,983           3,826
                                                          ----------    ---------      ---------       ---------       ---------
    Total Liabilities...................................      10,761        7,350          6,611           7,158           6,779
                                                          ----------    ---------      ---------       ---------       ---------
Net assets at market value..............................  $1,081,576    $ 734,410      $ 795,346       $ 742,514       $ 730,767
                                                          ==========    =========      =========       =========       =========
Net assets consist of:
  Par value, $1 per membership interest.................  $  125,865    $  86,873      $  94,444       $  78,166       $  80,218
  Paid-in capital in excess of par value................   1,119,483      830,586        939,235         772,358         811,567
  Accumulated net realized loss on investments..........    (144,194)    (162,487)      (204,991)       (123,914)       (134,711)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................     (19,111)     (20,330)       (33,612)         16,222         (26,085)
  Undistributed (distributions in excess of) net
    investment income...................................        (467)        (232)           270            (318)           (222)
                                                          ----------    ---------      ---------       ---------       ---------
Net assets at market value..............................  $1,081,576    $ 734,410      $ 795,346       $ 742,514       $ 730,767
                                                          ==========    =========      =========       =========       =========
Membership interest outstanding (note 4)................     125,865       86,873         94,444          78,166          80,218
Net asset value per membership interest.................  $     8.59    $    8.45      $    8.42       $    9.50       $    9.11
                                                          ==========    =========      =========       =========       =========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (10)
                                                          -------------
Assets:
  Investment in securities, at cost.....................    $ 519,034
                                                            =========
  Investments in securities, at market value (note 1)...    $ 491,347
  Cash in bank..........................................          760
  Receivable for fund interests sold....................        4,138
  Dividends & accrued interest receivable...............          570
  Due from advisor......................................        4,850
                                                            ---------
    Total Assets........................................      501,665
                                                            ---------
Liabilities:
  Payable for fund interests redeemed...................          190
  Payable for investment management services (note 3)...        2,158
  Other accrued expenses................................        4,098
                                                            ---------
    Total Liabilities...................................        6,446
                                                            ---------
Net assets at market value..............................    $ 495,219
                                                            =========
Net assets consist of:
  Par value, $1 per membership interest.................    $  51,735
  Paid-in capital in excess of par value................      571,176
  Accumulated net realized loss on investments..........      (99,862)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................      (27,687)
  Undistributed (distributions in excess of) net
    investment income...................................         (143)
                                                            ---------
Net assets at market value..............................    $ 495,219
                                                            =========
Membership interest outstanding (note 4)................       51,735
Net asset value per membership interest.................    $    9.57
                                                            =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2001

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                          -----------   ------------   ---------   ---------   --------   --------
Assets:
  Investment in securities, at cost.....................   $250,192       $225,779     $277,142    $229,693    $250,481   $348,810
                                                           ========       ========     ========    ========    ========   ========
  Investments in securities, at market value (note 1)...   $259,938       $240,487     $263,669    $203,584    $215,803   $302,068
  Cash in bank..........................................          8            471          557         112          66        688
  Receivable for fund interests sold....................         --         25,457           --          --          --         --
  Dividends & accrued interest receivable...............        723            619           --          --          --         --
  Due from advisor......................................      6,311          5,938        6,152       6,244       6,017      5,447
                                                           --------       --------     --------    --------    --------   --------
    Total Assets........................................    266,980        272,972      270,378     209,940     221,886    308,203
                                                           --------       --------     --------    --------    --------   --------
Liabilities:
  Payable for fund interests redeemed...................         17             40           15          84          46         23
  Payable for investment management services (note 3)...      2,544          2,258        2,341       1,972       1,809      1,993
  Other accrued expenses................................      2,731          3,180        2,927       2,960       2,922      2,931
                                                           --------       --------     --------    --------    --------   --------
    Total Liabilities...................................      5,292          5,478        5,283       5,016       4,777      4,947
                                                           --------       --------     --------    --------    --------   --------
Net assets at market value..............................   $261,688       $267,494     $265,095    $204,924    $217,109   $303,256
                                                           ========       ========     ========    ========    ========   ========
Net assets consist of:
  Par value, $1 per membership interest.................   $ 25,991       $ 25,983     $ 27,605    $ 23,978    $ 25,720   $ 33,195
  Paid-in capital in excess of par value................    226,031        226,833      251,044     207,143     226,161    316,899
  Net unrealized appreciation (depreciation) on
    investments.........................................      9,746         14,708      (13,473)    (26,109)    (34,678)   (46,742)
  Undistributed (distributions in excess of) net
    investment income...................................        (80)           (30)         (81)        (88)        (94)       (96)
                                                           --------       --------     --------    --------    --------   --------
Net assets at market value..............................   $261,688       $267,494     $265,095    $204,924    $217,109   $303,256
                                                           ========       ========     ========    ========    ========   ========
Membership interest outstanding (note 4)................     25,991         25,983       27,605      23,978      25,720     33,195
Net asset value per membership interest.................   $  10.07       $  10.29     $   9.60    $   8.55    $   8.44   $   9.14
                                                           ========       ========     ========    ========    ========   ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2001

                                                                                        PORTFOLIOS
                                                          -----------------------------------------------------------------------
                                                          JULY (5)    AUGUST (5)    SEPTEMBER (5)    OCTOBER (5)    NOVEMBER (5)
                                                          ---------   -----------   --------------   ------------   -------------
Assets:
  Investment in securities, at cost.....................  $244,219     $367,469        $204,335        $249,385       $246,460
                                                          ========     ========        ========        ========       ========
  Investments in securities, at market value (note 1)...  $220,193     $357,359        $204,358        $270,020       $235,843
  Cash in bank..........................................       168           73              41             725            394
  Dividends & accrued interest receivable...............        --          986              --              --             --
  Due from advisor......................................     5,895        5,765           7,691           8,414          7,713
                                                          --------     --------        --------        --------       --------
    Total Assets........................................   226,256      364,183         212,090         279,159        243,950
                                                          --------     --------        --------        --------       --------
Liabilities:
  Payable for fund interests redeemed...................        85           65              55              82             61
  Payable for investment management services (note 3)...     1,556        1,641           2,441           3,935          2,493
  Other accrued expenses................................     3,086        3,036           3,700           3,103          2,505
                                                          --------     --------        --------        --------       --------
    Total Liabilities...................................     4,727        4,742           6,196           7,120          5,059
                                                          --------     --------        --------        --------       --------
Net assets at market value..............................  $221,529     $359,441        $205,894        $272,039       $238,891
                                                          ========     ========        ========        ========       ========
Net assets consist of:
  Par value, $1 per membership interest.................  $ 22,841     $ 31,801        $ 23,854        $ 29,758       $ 28,237
  Paid-in capital in excess of par value................   222,783      337,861         195,949         252,693        239,618
  Accumulated net realized loss on investments..........        --           --         (13,867)        (30,962)       (18,275)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................   (24,026)     (10,110)             23          20,635        (10,617)
  Distributions in excess of net investment income......       (69)        (111)            (65)            (85)           (72)
                                                          --------     --------        --------        --------       --------
Net assets at market value..............................  $221,529     $359,441        $205,894        $272,039       $238,891
                                                          ========     ========        ========        ========       ========
Membership interest outstanding (note 4)................    22,841       31,801          23,854          29,758         28,237
Net asset value per membership interest.................  $   9.70     $  11.30        $   8.63        $   9.14       $   8.46
                                                          ========     ========        ========        ========       ========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (5)
                                                          -------------
Assets:
  Investment in securities, at cost.....................    $317,205
                                                            ========
  Investments in securities, at market value (note 1)...    $318,575
  Cash in bank..........................................         225
  Dividends & accrued interest receivable...............          --
  Due from advisor......................................       6,542
                                                            --------
    Total Assets........................................     325,342
                                                            --------
Liabilities:
  Payable for fund interests redeemed...................         459
  Payable for investment management services (note 3)...       2,959
  Other accrued expenses................................       2,536
                                                            --------
    Total Liabilities...................................       5,954
                                                            --------
Net assets at market value..............................    $319,388
                                                            ========
Net assets consist of:
  Par value, $1 per membership interest.................    $ 31,591
  Paid-in capital in excess of par value................     290,653
  Accumulated net realized loss on investments..........      (4,174)
  Net unrealized appreciation (depreciation) on
    investments
    (note 1)............................................       1,370
  Distributions in excess of net investment income......         (52)
                                                            --------
Net assets at market value..............................    $319,388
                                                            ========
Membership interest outstanding (note 4)................      31,591
Net asset value per membership interest.................    $  10.11
                                                            ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                PORTFOLIOS
                                                          ------------------------------------------------------
                                                          JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)
                                                          ------------   -------------   ----------   ----------
Investment income:
  Interest..............................................    $    216       $     177     $     190     $    184
  Dividends.............................................      19,289          40,108        34,702       41,970
                                                            --------       ---------     ---------     --------
     Total investment income............................      19,505          40,285        34,892       42,154
                                                            --------       ---------     ---------     --------
Expenses:
  Management fees (note 3)..............................       3,668           7,621         6,914        8,087
  Custodian fees (note 3)...............................       2,490           2,529         3,029        2,479
  Board fees (note 3)...................................         397             887           750          894
  Professional fees.....................................       1,045           1,026         1,092        1,021
  Accounting and transfer agent fees (note 3)...........       3,396           3,618         3,125        3,840
  Printing, proxy, and postage fees.....................       1,450           3,000         2,727        3,100
  Conversion fees (note 3)..............................       1,409           2,944         2,723        3,161
  Other.................................................          37              91            29           64
                                                            --------       ---------     ---------     --------
     Total expenses.....................................      13,892          21,716        20,389       22,646
                                                            --------       ---------     ---------     --------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................      (4,117)         (2,111)       (3,010)      (2,408)
                                                            --------       ---------     ---------     --------
     Net expenses.......................................       9,775          19,605        17,379       20,238
                                                            --------       ---------     ---------     --------
     Net investment income..............................       9,730          20,680        17,513       21,916
                                                            --------       ---------     ---------     --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............      40,398         103,672        72,071       32,062
  Change in unrealized appreciation (depreciation) on
     investments........................................     (69,727)       (184,341)     (141,649)     (75,347)
                                                            --------       ---------     ---------     --------
       Net loss on investments..........................     (29,329)        (80,669)      (69,578)     (43,285)
                                                            --------       ---------     ---------     --------
       Net decrease in net assets from operations.......    $(19,599)      $ (59,989)    $ (52,065)    $(21,369)
                                                            ========       =========     =========     ========

                                                               PORTFOLIOS
                                                          --------------------
                                                          MAY (10)   JUNE (10)
                                                          --------   ---------
Investment income:
  Interest..............................................  $    223   $    146
  Dividends.............................................    29,580     29,641
                                                          --------   --------
     Total investment income............................    29,803     29,787
                                                          --------   --------
Expenses:
  Management fees (note 3)..............................     5,799      5,944
  Custodian fees (note 3)...............................     2,688      2,759
  Board fees (note 3)...................................       600        625
  Professional fees.....................................     1,021      1,094
  Accounting and transfer agent fees (note 3)...........     3,432      3,305
  Printing, proxy, and postage fees.....................     2,200      2,325
  Conversion fees (note 3)..............................     2,212      1,963
  Other.................................................        28         66
                                                          --------   --------
     Total expenses.....................................    17,980     18,081
                                                          --------   --------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................    (3,035)    (2,756)
                                                          --------   --------
     Net expenses.......................................    14,945     15,325
                                                          --------   --------
     Net investment income..............................    14,858     14,462
                                                          --------   --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............    53,468    (26,826)
  Change in unrealized appreciation (depreciation) on
     investments........................................   (85,846)    (2,652)
                                                          --------   --------
       Net loss on investments..........................   (32,378)   (29,478)
                                                          --------   --------
       Net decrease in net assets from operations.......  $(17,520)  $(15,016)
                                                          ========   ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                        PORTFOLIOS
                                                          -----------------------------------------------------------------------
                                                          JULY (10)   AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)
                                                          ---------   -----------   --------------   ------------   -------------
Investment income:
  Interest..............................................  $    245     $    153        $    136        $    151       $    202
  Dividends.............................................    34,607       26,801          25,737          22,623         18,138
                                                          --------     --------        --------        --------       --------
     Total investment income............................    34,852       26,954          25,873          22,774         18,340
                                                          --------     --------        --------        --------       --------
Expenses:
  Management fees (note 3)..............................     6,854        5,118           5,171           4,584          3,739
  Custodian fees (note 3)...............................     2,740        2,704           2,672           2,558          2,512
  Board fees (note 3)...................................       705          566             577             471            420
  Professional fees.....................................     1,077        1,069           1,066           1,053          1,048
  Accounting and transfer agent fees (note 3)...........     3,459        3,250           3,278           3,339          3,248
  Printing, proxy, and postage fees.....................     2,650        2,121           2,100           1,975          1,531
  Conversion fees (note 3)..............................     2,607        2,074           1,816           1,958          1,527
  Other.................................................        56           38              57              55             79
                                                          --------     --------        --------        --------       --------
     Total expenses.....................................    20,148       16,940          16,737          15,993         14,104
                                                          --------     --------        --------        --------       --------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................    (2,827)      (3,554)         (2,950)         (3,998)        (4,137)
                                                          --------     --------        --------        --------       --------
     Net expenses.......................................    17,321       13,386          13,787          11,995          9,967
                                                          --------     --------        --------        --------       --------
     Net investment income..............................    17,531       13,568          12,086          10,779          8,373
                                                          --------     --------        --------        --------       --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............   (10,972)     (31,614)         (6,573)         (5,478)       (54,573)
  Change in unrealized appreciation (depreciation) on
     investments........................................   (58,359)     (14,726)        (38,237)        (20,047)        44,695
                                                          --------     --------        --------        --------       --------
       Net loss on investments..........................   (69,331)     (46,340)        (44,810)        (25,525)        (9,878)
                                                          --------     --------        --------        --------       --------
       Net decrease in net assets from operations.......  $(51,800)    $(32,772)       $(32,724)       $(14,746)      $ (1,505)
                                                          ========     ========        ========        ========       ========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (10)
                                                          -------------
Investment income:
  Interest..............................................    $    185
  Dividends.............................................      13,068
                                                            --------
     Total investment income............................      13,253
                                                            --------
Expenses:
  Management fees (note 3)..............................       2,812
  Custodian fees (note 3)...............................       2,450
  Board fees (note 3)...................................         329
  Professional fees.....................................       1,036
  Accounting and transfer agent fees (note 3)...........       3,278
  Printing, proxy, and postage fees.....................       1,210
  Conversion fees (note 3)..............................       1,199
  Other.................................................          36
                                                            --------
     Total expenses.....................................      12,350
                                                            --------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................      (4,850)
                                                            --------
     Net expenses.......................................       7,500
                                                            --------
     Net investment income..............................       5,753
                                                            --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............       3,111
  Change in unrealized appreciation (depreciation) on
     investments........................................     (12,022)
                                                            --------
       Net loss on investments..........................      (8,911)
                                                            --------
       Net decrease in net assets from operations.......    $ (3,158)
                                                            ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                          -----------   ------------   ---------   ---------   --------   --------
Investment income:
  Interest..............................................   $     94     $        112   $    100    $    172    $    205   $    218
  Dividends.............................................      9,691            9,502      7,978       7,312       7,396      7,308
                                                           --------     ------------   --------    --------    --------   --------
     Total investment income............................      9,785            9,614      8,078       7,484       7,601      7,526
                                                           --------     ------------   --------    --------    --------   --------
Expenses:
  Management fees (note 3)..............................      1,717            1,585      1,692       1,379       1,411      1,545
  Custodian fees (note 3)...............................      2,420            2,420      2,420       2,420       2,420      2,420
  Board fees (note 3)...................................        177              150        177         148         148        118
  Professional fees.....................................      1,017            1,017      1,017       1,016       1,015      1,012
  Accounting and transfer agent fees (note 3)...........      3,138            3,121      3,140       3,101       3,117      3,145
  Printing, proxy, and postage fees.....................        660              550        660         550         550        440
  Conversion fees (note 3)..............................        651              545        650         545         545        393
  Other.................................................         44               44         44          44          34         47
                                                           --------     ------------   --------    --------    --------   --------
     Total expenses.....................................      9,824            9,432      9,800       9,203       9,240      9,120
                                                           --------     ------------   --------    --------    --------   --------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................     (5,244)          (5,122)    (5,302)     (5,525)     (5,466)    (4,999)
                                                           --------     ------------   --------    --------    --------   --------
     Net expenses.......................................      4,580            4,310      4,498       3,678       3,774      4,121
                                                           --------     ------------   --------    --------    --------   --------
     Net investment income..............................      5,205            5,304      3,580       3,806       3,827      3,405
                                                           --------     ------------   --------    --------    --------   --------
Realized & unrealized gain (loss) on investments:
  Net realized gain from investments....................     10,583           31,074     61,655      42,803      55,107     38,487
  Change in unrealized appreciation (depreciation) on
     investments........................................    (23,961)         (36,711)   (77,495)    (70,749)    (81,813)   (74,193)
                                                           --------     ------------   --------    --------    --------   --------
       Net loss on investments..........................    (13,378)          (5,637)   (15,840)    (27,946)    (26,706)   (35,706)
                                                           --------     ------------   --------    --------    --------   --------
       Net decrease in net assets from operations.......   $ (8,173)    $       (333)  $(12,260)   $(24,140)   $(22,879)  $(32,301)
                                                           ========     ============   ========    ========    ========   ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                      PORTFOLIOS
                                                          ------------------------------------------------------------------
                                                          JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)
                                                          --------   ----------   -------------   -----------   ------------
Investment income:
  Interest..............................................  $    163    $    210       $    56       $    136       $    116
  Dividends.............................................     5,908       7,772         5,091          9,018          6,069
                                                          --------    --------       -------       --------       --------
     Total investment income............................     6,071       7,982         5,147          9,154          6,185
                                                          --------    --------       -------       --------       --------
Expenses:
  Management fees (note 3)..............................     1,162       1,318         1,202          1,883          1,245
  Custodian fees (note 3)...............................     2,474       2,420         2,420          2,420          2,233
  Board fees (note 3)...................................        90          90           118            206            118
  Professional fees.....................................     1,012       1,012         1,012          1,020          1,012
  Accounting and transfer agent fees (note 3)...........     3,098       3,143         3,066          3,118          2,832
  Printing, proxy, and postage fees.....................       330         330           440            770            440
  Conversion fees (note 3)..............................       327         328           438            763            437
  Other.................................................        39          39            52             60             74
                                                          --------    --------       -------       --------       --------
     Total expenses.....................................     8,532       8,680         8,748         10,240          8,391
                                                          --------    --------       -------       --------       --------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................    (5,434)     (5,169)       (5,548)        (5,218)        (5,070)
                                                          --------    --------       -------       --------       --------
     Net expenses.......................................     3,098       3,511         3,200          5,022          3,321
                                                          --------    --------       -------       --------       --------
     Net investment income..............................     2,973       4,471         1,947          4,132          2,864
                                                          --------    --------       -------       --------       --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............    24,517      14,262         7,399         36,693        (14,973)
  Change in unrealized appreciation (depreciation) on
     investments........................................   (45,800)    (30,910)       (4,773)       (25,328)        20,375
                                                          --------    --------       -------       --------       --------
       Net gain (loss) on investments...................   (21,283)    (16,648)        2,626         11,365          5,402
                                                          --------    --------       -------       --------       --------
       Net increase (decrease) in net assets from
          operations....................................  $(18,310)   $(12,177)      $ 4,573       $ 15,497       $  8,266
                                                          ========    ========       =======       ========       ========

                                                           PORTFOLIOS
                                                          ------------
                                                          DECEMBER (5)
                                                          ------------
Investment income:
  Interest..............................................    $   156
  Dividends.............................................      7,528
                                                            -------
     Total investment income............................      7,684
                                                            -------
Expenses:
  Management fees (note 3)..............................      1,827
  Custodian fees (note 3)...............................      2,420
  Board fees (note 3)...................................        177
  Professional fees.....................................      1,013
  Accounting and transfer agent fees (note 3)...........      3,113
  Printing, proxy, and postage fees.....................        660
  Conversion fees (note 3)..............................        643
  Other.................................................         77
                                                            -------
     Total expenses.....................................      9,930
                                                            -------
     Less expenses reduced or reimbursed by advisor
       (note 3).........................................     (5,058)
                                                            -------
     Net expenses.......................................      4,872
                                                            -------
     Net investment income..............................      2,812
                                                            -------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments.............     11,923
  Change in unrealized appreciation (depreciation) on
     investments........................................     (2,124)
                                                            -------
       Net gain (loss) on investments...................      9,799
                                                            -------
       Net increase (decrease) in net assets from
          operations....................................    $12,611
                                                            =======

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                          PORTFOLIOS
                                         -----------------------------------------------------------------------------
                                               JANUARY (10)              FEBRUARY (10)               MARCH (10)
                                         ------------------------   ------------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00
                                         ----------   -----------   ----------   -----------   ----------   ----------
From operations:
  Net investment income................  $   9,730    $    17,779   $  20,680    $    53,894   $  17,513    $  23,565
  Realized gain (loss) on
    investments........................     40,398       (108,392)    103,672       (118,231)     72,071     (109,285)
  Change in unrealized appreciation
    (depreciation) on investments......    (69,727)        31,251    (184,341)       175,868    (141,649)     197,357
                                         ---------    -----------   ----------   -----------   ----------   ----------
    Net increase (decrease) in net
      assets from operations...........    (19,599)       (59,362)    (59,989)       111,531     (52,065)     111,637
                                         ---------    -----------   ----------   -----------   ----------   ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (9,896)       (17,856)    (21,943)       (53,098)    (19,306)     (22,027)
                                         ---------    -----------   ----------   -----------   ----------   ----------
From capital share transactions (note
4):
  Received from shares sold............     75,551      2,383,936     144,667      1,305,965      84,618      569,027
  Received from dividends reinvested...      9,896         17,856      21,943         53,098      19,306       22,027
  Paid for shares redeemed.............   (135,639)    (2,157,784)   (255,046)    (1,239,812)   (262,365)    (457,917)
                                         ---------    -----------   ----------   -----------   ----------   ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (50,192)       244,008     (88,436)       119,251    (158,441)     133,137
                                         ---------    -----------   ----------   -----------   ----------   ----------
    Increase (decrease) in net
      assets...........................    (79,687)       166,790    (170,368)       177,684    (229,812)     222,747
Net Assets:
  Beginning of period..................    626,723        459,933   1,339,416      1,161,732   1,239,685    1,016,938
                                         ---------    -----------   ----------   -----------   ----------   ----------
  End of period (a)....................  $ 547,036    $   626,723   $1,169,048   $ 1,339,416   $1,009,873   $1,239,685
                                         =========    ===========   ==========   ===========   ==========   ==========
(a) Includes undistributed
(distributions in excess of) net
investment income of...................  $    (213)   $       (47)  $    (427)   $       836   $    (255)   $   1,538
                                         =========    ===========   ==========   ===========   ==========   ==========

                                               PORTFOLIOS
                                         -----------------------
                                               APRIL (10)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00
                                         ----------   ----------
From operations:
  Net investment income................  $  21,916    $   25,025
  Realized gain (loss) on
    investments........................     32,062      (176,220)
  Change in unrealized appreciation
    (depreciation) on investments......    (75,347)      186,537
                                         ----------   ----------
    Net increase (decrease) in net
      assets from operations...........    (21,369)       35,342
                                         ----------   ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (23,862)      (23,466)
                                         ----------   ----------
From capital share transactions (note
4):
  Received from shares sold............     84,771       709,189
  Received from dividends reinvested...     23,862        23,466
  Paid for shares redeemed.............   (253,476)     (553,082)
                                         ----------   ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................   (144,843)      179,573
                                         ----------   ----------
    Increase (decrease) in net
      assets...........................   (190,074)      191,449
Net Assets:
  Beginning of period..................  1,448,112     1,256,663
                                         ----------   ----------
  End of period (a)....................  $1,258,038   $1,448,112
                                         ==========   ==========
(a) Includes undistributed
(distributions in excess of) net
investment income of...................  $    (387)   $    1,559
                                         ==========   ==========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                                MAY (10)                  JUNE (10)                 JULY (10)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00     12/31/01     12/31/00     12/31/01     12/31/00
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................  $  14,858    $  14,046    $  14,462    $  18,091    $  17,531    $  16,336
  Realized gain (loss) on
    investments........................     53,468     (119,788)     (26,826)    (172,570)     (10,972)    (112,269)
  Change in unrealized appreciation
    (depreciation) on investments......    (85,846)     216,249       (2,652)     157,526      (58,359)     166,634
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net
      assets from operations...........    (17,520)     110,507      (15,016)       3,047      (51,800)      70,701
                                         ----------   ----------   ----------   ----------   ----------   ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (15,522)     (13,662)     (15,114)     (17,725)     (17,872)     (16,462)
                                         ----------   ----------   ----------   ----------   ----------   ----------
From capital share transactions (note
  4):
  Received from shares sold............    115,185      479,951      151,645      443,882      293,784      324,565
  Received from dividends reinvested...     15,522       13,662       15,114       17,725       17,872       16,462
  Paid for shares redeemed.............   (199,272)    (299,636)    (261,969)    (538,280)    (319,532)    (226,117)
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (68,565)     193,977      (95,210)     (76,673)      (7,876)     114,910
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Increase (decrease) in net
      assets...........................   (101,607)     290,822     (125,340)     (91,351)     (77,548)     169,149
Net Assets:
  Beginning of period..................  1,008,104      717,282    1,066,577    1,157,928    1,159,124      989,975
                                         ----------   ----------   ----------   ----------   ----------   ----------
  End of period (a)....................  $ 906,497    $1,008,104   $ 941,237    $1,066,577   $1,081,576   $1,159,124
                                         ==========   ==========   ==========   ==========   ==========   ==========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................  $    (280)   $     384    $    (286)   $     366    $    (467)   $    (126)
                                         ==========   ==========   ==========   ==========   ==========   ==========

                                               PORTFOLIOS
                                         -----------------------
                                               AUGUST (10)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00
                                         ----------   ----------
From operations:
  Net investment income................  $  13,568    $  14,943
  Realized gain (loss) on
    investments........................    (31,614)    (114,791)
  Change in unrealized appreciation
    (depreciation) on investments......    (14,726)     118,951
                                         ---------    ---------
    Net increase (decrease) in net
      assets from operations...........    (32,772)      19,103
                                         ---------    ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (13,800)     (14,943)
                                         ---------    ---------
From capital share transactions (note
  4):
  Received from shares sold............    109,120      355,956
  Received from dividends reinvested...     13,800       14,943
  Paid for shares redeemed.............   (280,410)    (241,809)
                                         ---------    ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................   (157,490)     129,090
                                         ---------    ---------
    Increase (decrease) in net
      assets...........................   (204,062)     133,250
Net Assets:
  Beginning of period..................    938,472      805,222
                                         ---------    ---------
  End of period (a)....................  $ 734,410    $ 938,472
                                         =========    =========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................  $    (232)   $       0
                                         =========    =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                             SEPTEMBER (10)             OCTOBER (10)              NOVEMBER (10)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00     12/31/01     12/31/00     12/31/01     12/31/00
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................  $  12,086    $  20,683    $  10,779    $  20,470    $   8,373    $  14,303
  Realized gain (loss) on
    investments........................     (6,573)    (177,927)      (5,478)    (110,608)     (54,573)     (80,138)
  Change in unrealized appreciation
    (depreciation) on investments......    (38,237)     137,323      (20,047)     116,158       44,695      (66,069)
                                         ---------    ----------   ---------    ----------   ---------    ----------
    Net increase (decrease) in net
      assets from operations...........    (32,724)     (19,921)     (14,746)      26,020       (1,505)    (131,904)
                                         ---------    ----------   ---------    ----------   ---------    ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (11,804)     (20,735)     (11,007)     (20,564)      (8,594)     (14,908)
                                         ---------    ----------   ---------    ----------   ---------    ----------
From capital share transactions (note
  4):
  Received from shares sold............     41,045      167,034       90,013      103,118      228,571       65,818
  Received from dividends reinvested...     11,804       20,735       11,007       20,564        8,594       14,908
  Paid for shares redeemed.............   (161,071)    (666,659)    (211,951)    (646,094)    (178,779)    (586,196)
                                         ---------    ----------   ---------    ----------   ---------    ----------
    Decrease in net assets derived from
      capital share transactions.......   (108,222)    (478,890)    (110,931)    (522,412)      58,386     (505,470)
                                         ---------    ----------   ---------    ----------   ---------    ----------
    Increase (decrease) in net
      assets...........................   (152,750)    (519,546)    (136,684)    (516,956)      48,287     (652,282)
Net Assets:
  Beginning of period..................    948,096    1,467,642      879,198    1,396,154      682,480    1,334,762
                                         ---------    ----------   ---------    ----------   ---------    ----------
  End of period (a)....................  $ 795,346    $ 948,096    $ 742,514    $ 879,198    $ 730,767    $ 682,480
                                         =========    ==========   =========    ==========   =========    ==========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................  $     270    $     (12)   $    (318)   $     (90)   $    (222)   $      (1)
                                         =========    ==========   =========    ==========   =========    ==========

                                               PORTFOLIOS
                                         -----------------------
                                              DECEMBER (10)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00
                                         ----------   ----------
From operations:
  Net investment income................  $   5,753    $   12,893
  Realized gain (loss) on
    investments........................      3,111      (102,973)
  Change in unrealized appreciation
    (depreciation) on investments......    (12,022)      (25,290)
                                         ---------    ----------
    Net increase (decrease) in net
      assets from operations...........     (3,158)     (115,370)
                                         ---------    ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (5,941)      (12,862)
                                         ---------    ----------
From capital share transactions (note
  4):
  Received from shares sold............    110,949        87,463
  Received from dividends reinvested...      5,941        12,862
  Paid for shares redeemed.............   (166,136)     (892,510)
                                         ---------    ----------
    Decrease in net assets derived from
      capital share transactions.......    (49,246)     (792,185)
                                         ---------    ----------
    Increase (decrease) in net
      assets...........................    (58,345)     (920,417)
Net Assets:
  Beginning of period..................    553,564     1,473,981
                                         ---------    ----------
  End of period (a)....................  $ 495,219    $  553,564
                                         =========    ==========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................  $    (143)   $       45
                                         =========    ==========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                                         ------------------------------------------------------------------------------
                                               JANUARY (5)                FEBRUARY (5)                MARCH (5)
                                         ------------------------   ------------------------   ------------------------
                                         YEAR ENDED    1/3/00(b)    YEAR ENDED    2/1/00(b)    YEAR ENDED    3/1/00(b)
                                          12/31/01    TO 12/31/00    12/31/01    TO 12/31/00    12/31/01    TO 12/31/00
                                         ----------   -----------   ----------   -----------   ----------   -----------
From operations:
  Net investment income................   $  5,205     $  7,347      $  5,304     $  5,507      $  3,580     $  5,440
  Realized gain (loss) on
    investments........................     10,583       (1,709)       31,074       (6,288)       61,655        1,218
  Change in unrealized appreciation
    (depreciation) on investments......    (23,961)      33,707       (36,711)      51,419       (77,495)      64,022
                                          --------     --------      --------     --------      --------     --------
    Net increase (decrease) in net
      assets from operations...........     (8,173)      39,345          (333)      50,638       (12,260)      70,680
                                          --------     --------      --------     --------      --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (5,307)      (7,325)       (5,329)      (5,512)       (3,637)      (5,464)
    Capital gains distributions........     (8,874)          --       (24,786)          --       (61,596)      (1,277)
                                          --------     --------      --------     --------      --------     --------
      Total dividends and
         distributions.................    (14,181)      (7,325)      (30,115)      (5,512)      (65,233)      (6,741)
                                          --------     --------      --------     --------      --------     --------
From capital share transactions (note
4):
  Received from shares sold............     23,220      270,985        80,031      221,206        52,580      209,373
  Received from dividends reinvested...     14,181        7,325        30,115        5,512        65,233        6,741
  Paid for shares redeemed.............    (31,825)     (31,864)      (47,406)     (36,642)      (47,901)      (7,377)
                                          --------     --------      --------     --------      --------     --------
    Increase in net assets derived from
      capital share transactions.......      5,576      246,446        62,740      190,076        69,912      208,737
                                          --------     --------      --------     --------      --------     --------
    Increase (decrease) in net
      assets...........................    (16,778)     278,466        32,292      235,202        (7,581)     272,676
Net Assets:
  Beginning of period..................    278,466           --       235,202           --       272,676           --
                                          --------     --------      --------     --------      --------     --------
  End of period (a)....................   $261,688     $278,466      $267,494     $235,202      $265,095     $272,676
                                          ========     ========      ========     ========      ========     ========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................   $    (80)    $     22      $    (30)    $     (5)     $    (81)    $    (24)
                                          ========     ========      ========     ========      ========     ========

                                                PORTFOLIOS
                                         ------------------------
                                                APRIL (5)
                                         ------------------------
                                         YEAR ENDED    4/3/00(b)
                                          12/31/01    TO 12/31/00
                                         ----------   -----------
From operations:
  Net investment income................   $  3,806     $  4,282
  Realized gain (loss) on
    investments........................     42,803         (914)
  Change in unrealized appreciation
    (depreciation) on investments......    (70,749)      44,640
                                          --------     --------
    Net increase (decrease) in net
      assets from operations...........    (24,140)      48,008
                                          --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (3,865)      (4,311)
    Capital gains distributions........    (41,889)          --
                                          --------     --------
      Total dividends and
         distributions.................    (45,754)      (4,311)
                                          --------     --------
From capital share transactions (note
4):
  Received from shares sold............     21,142      232,532
  Received from dividends reinvested...     45,754        4,311
  Paid for shares redeemed.............    (30,026)     (42,592)
                                          --------     --------
    Increase in net assets derived from
      capital share transactions.......     36,870      194,251
                                          --------     --------
    Increase (decrease) in net
      assets...........................    (33,024)     237,948
Net Assets:
  Beginning of period..................    237,948           --
                                          --------     --------
  End of period (a)....................   $204,924     $237,948
                                          ========     ========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................   $    (88)    $    (29)
                                          ========     ========

---------------

 (b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                                         ------------------------------------------------------------------------------
                                                 MAY (5)                    JUNE (5)                   JULY (5)
                                         ------------------------   ------------------------   ------------------------
                                         YEAR ENDED    5/1/00(b)    YEAR ENDED    6/1/00(b)    YEAR ENDED    7/3/00(b)
                                          12/31/01    TO 12/31/00    12/31/01    TO 12/31/00    12/31/01    TO 12/31/00
                                         ----------   -----------   ----------   -----------   ----------   -----------
From operations:
  Net investment income................   $  3,827     $  3,434      $  3,405     $  2,500      $  2,973     $  1,521
  Realized gain on investments.........     55,107          489        38,487           16        24,517           --
  Change in unrealized appreciation
    (depreciation) on investments......    (81,813)      47,135       (74,193)      27,451       (45,800)      21,774
                                          --------     --------      --------     --------      --------     --------
    Net increase (decrease) in net
      assets from operations...........    (22,879)      51,058       (32,301)      29,967       (18,310)      23,295
                                          --------     --------      --------     --------      --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (3,886)      (3,469)       (3,493)      (2,508)       (3,038)      (1,525)
    Capital gains distributions........    (55,107)        (489)      (38,487)         (16)      (24,517)          --
                                          --------     --------      --------     --------      --------     --------
      Total dividends and
         distributions.................    (58,993)      (3,958)      (41,980)      (2,524)      (27,555)      (1,525)
                                          --------     --------      --------     --------      --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     14,927      197,464       153,975      167,335        97,663      130,388
  Received from dividends reinvested...     58,993        3,958        41,980        2,524        27,555        1,525
  Paid for shares redeemed.............    (14,925)      (8,536)      (10,748)      (4,972)       (9,830)      (1,677)
                                          --------     --------      --------     --------      --------     --------
    Increase in net assets derived from
      capital share transactions.......     58,995      192,886       185,207      164,887       115,388      130,236
                                          --------     --------      --------     --------      --------     --------
    Increase (decrease) in net
      assets...........................    (22,877)     239,986       110,926      192,330        69,523      152,006
Net Assets:
  Beginning of period..................    239,986           --       192,330           --       152,006           --
                                          --------     --------      --------     --------      --------     --------
  End of period (a)....................   $217,109     $239,986      $303,256     $192,330      $221,529     $152,006
                                          ========     ========      ========     ========      ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $    (94)    $    (35)     $    (96)    $     (8)     $    (69)    $     (4)
                                          ========     ========      ========     ========      ========     ========

                                                PORTFOLIOS
                                         ------------------------
                                                AUGUST (5)
                                         ------------------------
                                         YEAR ENDED    8/1/00(b)
                                          12/31/01    TO 12/31/00
                                         ----------   -----------
From operations:
  Net investment income................   $  4,471     $  1,076
  Realized gain on investments.........     14,262           --
  Change in unrealized appreciation
    (depreciation) on investments......    (30,910)      20,800
                                          --------     --------
    Net increase (decrease) in net
      assets from operations...........    (12,177)      21,876
                                          --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (4,578)      (1,080)
    Capital gains distributions........    (14,262)          --
                                          --------     --------
      Total dividends and
         distributions.................    (18,840)      (1,080)
                                          --------     --------
From capital share transactions (note
  4):
  Received from shares sold............    230,853      124,958
  Received from dividends reinvested...     18,840        1,080
  Paid for shares redeemed.............     (3,826)      (2,243)
                                          --------     --------
    Increase in net assets derived from
      capital share transactions.......    245,867      123,795
                                          --------     --------
    Increase (decrease) in net
      assets...........................    214,850      144,591
Net Assets:
  Beginning of period..................    144,591           --
                                          --------     --------
  End of period (a)....................   $359,441     $144,591
                                          ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $   (111)    $     (4)
                                          ========     ========

---------------

 (b) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                              SEPTEMBER (5)              OCTOBER (5)              NOVEMBER (5)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00     12/31/01     12/31/00     12/31/01     12/31/00
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................   $  1,947     $  3,698    $   4,132     $  7,140     $  2,864     $  4,404
  Realized gain (loss) on
    investments........................      7,399      (20,821)      36,693      (67,655)     (14,973)      (3,302)
  Change in unrealized appreciation
    (depreciation) on investments......     (4,773)      45,318      (25,328)      91,477       20,375      (28,762)
                                          --------     --------    ---------     --------     --------     --------
    Net increase (decrease) in net
      assets from operations...........      4,573       28,195       15,497       30,962        8,266      (27,660)
                                          --------     --------    ---------     --------     --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (2,010)      (3,739)      (4,214)      (7,147)      (2,955)      (4,573)
    Capital gains distributions........         --           --           --           --           --           --
                                          --------     --------    ---------     --------     --------     --------
      Total dividends and
         distributions.................     (2,010)      (3,739)      (4,214)      (7,147)      (2,955)      (4,573)
                                          --------     --------    ---------     --------     --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     13,023       22,181       96,963       56,634       79,429       18,078
  Received from dividends reinvested...      2,010        3,739        4,214        7,147        2,955        4,573
  Paid for shares redeemed.............     (7,743)     (11,124)    (182,924)     (16,410)     (44,225)      (7,301)
                                          --------     --------    ---------     --------     --------     --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................      7,290       14,796      (81,747)      47,371       38,159       15,350
                                          --------     --------    ---------     --------     --------     --------
    Increase (decrease) in net
      assets...........................      9,853       39,252      (70,464)      71,186       43,470      (16,883)
Net Assets:
  Beginning of period..................    196,041      156,789      342,503      271,317      195,421      212,304
                                          --------     --------    ---------     --------     --------     --------
  End of period (a)....................   $205,894     $196,041    $ 272,039     $342,503     $238,891     $195,421
                                          ========     ========    =========     ========     ========     ========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................   $    (65)    $     (2)   $     (85)    $     (3)    $    (72)    $     19
                                          ========     ========    =========     ========     ========     ========

                                               PORTFOLIOS
                                         -----------------------
                                              DECEMBER (5)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/01     12/31/00
                                         ----------   ----------
From operations:
  Net investment income................   $  2,812     $  3,763
  Realized gain (loss) on
    investments........................     11,923        5,542
  Change in unrealized appreciation
    (depreciation) on investments......     (2,124)       3,317
                                          --------     --------
    Net increase (decrease) in net
      assets from operations...........     12,611       12,622
                                          --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (2,908)      (3,710)
    Capital gains distributions........    (16,097)      (5,542)
                                          --------     --------
      Total dividends and
         distributions.................    (19,005)      (9,252)
                                          --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     56,905       93,766
  Received from dividends reinvested...     19,005        9,252
  Paid for shares redeemed.............    (50,721)     (13,146)
                                          --------     --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................     25,189       89,872
                                          --------     --------
    Increase (decrease) in net
      assets...........................     18,795       93,242
Net Assets:
  Beginning of period..................    300,593      207,351
                                          --------     --------
  End of period (a)....................   $319,388     $300,593
                                          ========     ========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................   $    (52)    $     44
                                          ========     ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                                          PORTFOLIOS
                                     -------------------------------------------------------------------------------------
                                                   JANUARY (10)                                FEBRUARY (10)
                                     -----------------------------------------   -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 1/4/99(d)    YEAR ENDED   YEAR ENDED   FROM 2/1/99(d)
                                      12/31/01     12/31/00      TO 12/31/99      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------   ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.98       $10.03         $10.00          $10.45       $10.25         $10.00
Income (loss) from investment
  operations:
  Net investment income............      0.16         0.19           0.19            0.17         0.35           0.17
  Net realized & unrealized gain
    (loss) on investments..........     (0.51)       (0.05)          0.09           (0.63)        0.20           0.47
                                       ------       ------         ------          ------       ------         ------
        Total income (loss) from
          investment operations....     (0.35)        0.14           0.28           (0.46)        0.55           0.64
                                       ------       ------         ------          ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.16)       (0.19)         (0.19)          (0.18)       (0.35)         (0.16)
  Distributions from net realized
    capital gains..................      0.00         0.00          (0.06)           0.00         0.00          (0.23)
                                       ------       ------         ------          ------       ------         ------
        Total distributions........     (0.16)       (0.19)         (0.25)          (0.18)       (0.35)         (0.39)
                                       ------       ------         ------          ------       ------         ------
Net asset value, end of period.....    $ 9.47       $ 9.98         $10.03          $ 9.81       $10.45         $10.25
                                       ======       ======         ======          ======       ======         ======
Total return.......................     (3.52%)       1.79%          2.88%(b)       (4.45%)       5.65%          6.37%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.60%        1.31%          0.99%(a)        1.54%        0.05%          1.07%(a)
  Ratio of net investment income to
    average net assets.............      1.59%        2.07%          1.79%(a)        1.63%        3.30%          1.63%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      2.27%        1.81%          1.99%(a)        1.71%        1.27%          1.24%(a)
Portfolio turnover rate............        35%         274%            20%             26%          86%            25%
Net assets at end of period
  (millions).......................    $  0.5       $  0.6         $  0.5          $  1.2       $  1.3         $  1.2

                                                    PORTFOLIOS
                                     -----------------------------------------
                                                    MARCH (10)
                                     -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 3/1/99(d)
                                      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $10.18       $ 9.74         $10.00
Income (loss) from investment
  operations:
  Net investment income............      0.16         0.18           0.12
  Net realized & unrealized gain
    (loss) on investments..........     (0.67)        0.43           0.04
                                       ------       ------         ------
        Total income (loss) from
          investment operations....     (0.51)        0.61           0.16
                                       ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.17)       (0.17)         (0.12)
  Distributions from net realized
    capital gains..................      0.00         0.00          (0.30)
                                       ------       ------         ------
        Total distributions........     (0.17)       (0.17)         (0.42)
                                       ------       ------         ------
Net asset value, end of period.....    $ 9.50       $10.18         $ 9.74
                                       ======       ======         ======
Total return.......................     (4.98%)       6.30%          1.96%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.51%        1.36%          1.38%(a)
  Ratio of net investment income to
    average net assets.............      1.52%        2.01%          1.31%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      1.77%        1.36%          1.38%(a)
Portfolio turnover rate............        19%          54%            39%
Net assets at end of period
  (millions).......................    $  1.0       $  1.2         $  1.0

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reduced or reimbursed certain operating expenses.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                          PORTFOLIOS
                                     -------------------------------------------------------------------------------------
                                                    APRIL (10)                                   MAY (10)
                                     -----------------------------------------   -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 4/1/99(d)    YEAR ENDED   YEAR ENDED   FROM 5/3/99(d)
                                      12/31/01     12/31/00      TO 12/31/99      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------   ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $10.11       $10.03         $10.00          $ 9.39       $ 8.31         $ 10.00
Income (loss) from investment
  operations:
  Net investment income............      0.17         0.18           0.13            0.15         0.14            0.09
  Net realized & unrealized gain
    (loss)
    on investments.................     (0.38)        0.08           0.14           (0.30)        1.08           (1.69)
                                       ------       ------         ------          ------       ------         -------
        Total income (loss) from
          investment operations....     (0.21)        0.26           0.27           (0.15)        1.22           (1.60)
                                       ------       ------         ------          ------       ------         -------
Less distributions:
  Dividends from net investment
    income.........................     (0.18)       (0.18)         (0.13)          (0.15)       (0.14)          (0.09)
  Distributions from net realized
    capital
    gains..........................      0.00         0.00          (0.11)           0.00         0.00            0.00
                                       ------       ------         ------          ------       ------         -------
        Total distributions........     (0.18)       (0.18)         (0.24)          (0.15)       (0.14)          (0.09)
                                       ------       ------         ------          ------       ------         -------
Net asset value, end of period.....    $ 9.72       $10.11         $10.03          $ 9.09       $ 9.39         $  8.31
                                       ======       ======         ======          ======       ======         =======
Total return.......................     (2.10%)       2.54%          2.50%(b)       (1.51%)      14.48%         (16.14%)(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.50%        1.34%          1.17%(a)        1.55%        1.51%           1.50%(a)
  Ratio of net investment income to
    average net assets.............      1.63%        2.01%          1.55%(a)        1.54%        1.76%           1.54%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      1.68%        1.36%          1.18%(a)        1.86%        1.51%           1.52%(a)
Portfolio turnover rate............        25%          62%            25%             37%          62%             29%
Net assets at end of period
  (millions).......................    $  1.3          1.4         $  1.3          $  0.9       $  1.0         $   0.7

                                                    PORTFOLIOS
                                     -----------------------------------------
                                                     JUNE (10)
                                     -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 6/1/99(d)
                                      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.01       $ 8.96         $10.00
Income (loss) from investment
  operations:
  Net investment income............      0.14         0.15           0.09
  Net realized & unrealized gain
    (loss)
    on investments.................     (0.26)        0.05          (1.04)
                                       ------       ------         ------
        Total income (loss) from
          investment operations....     (0.12)        0.20          (0.95)
                                       ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.14)       (0.15)         (0.09)
  Distributions from net realized
    capital
    gains..........................      0.00         0.00           0.00
                                       ------       ------         ------
        Total distributions........     (0.14)       (0.15)         (0.09)
                                       ------       ------         ------
Net asset value, end of period.....    $ 8.75       $ 9.01         $ 8.96
                                       ======       ======         ======
Total return.......................     (1.32%)       2.32%         (9.57%)(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.55%        1.45%          1.18%(a)
  Ratio of net investment income to
    average net assets.............      1.46%        1.89%          1.57%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      1.83%        1.45%          1.19%(a)
Portfolio turnover rate............        34%          67%            14%
Net assets at end of period
  (millions).......................    $  0.9       $  1.1         $  1.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                          PORTFOLIOS
                                     -------------------------------------------------------------------------------------
                                                     JULY (10)                                  AUGUST (10)
                                     -----------------------------------------   -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 7/1/99(d)    YEAR ENDED   YEAR ENDED   FROM 8/2/99(d)
                                      12/31/01     12/31/00      TO 12/31/99      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------   ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.04       $ 8.82         $ 10.00         $ 8.87       $ 8.88         $ 10.00
Income (loss) from investment
  operations:
  Net investment income............      0.14         0.15            0.09           0.15         0.16            0.09
  Net realized & unrealized gain
    (loss) on investments..........     (0.45)        0.22           (1.18)         (0.42)       (0.01)          (1.12)
                                       ------       ------         -------         ------       ------         -------
        Total income (loss) from
          investment operations....     (0.31)        0.37           (1.09)         (0.27)        0.15           (1.03)
                                       ------       ------         -------         ------       ------         -------
Less distributions:
  Dividends from net investment
    income.........................     (0.14)       (0.15)          (0.09)         (0.15)       (0.16)          (0.09)
                                       ------       ------         -------         ------       ------         -------
        Total distributions........     (0.14)       (0.15)          (0.09)         (0.15)       (0.16)          (0.09)
                                       ------       ------         -------         ------       ------         -------
Net asset value, end of period.....    $ 8.59       $ 9.04         $  8.82         $ 8.45       $ 8.87         $  8.88
                                       ======       ======         =======         ======       ======         =======
Total return.......................     (3.38%)       4.34%         (10.90%)(b)     (3.05%)       1.80%         (10.37%)(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.52%        1.46%           1.14%(a)       1.57%        1.35%           0.94%(a)
  Ratio of net investment income to
    average net assets.............      1.54%        1.77%           1.88%(a)       1.59%        1.84%           2.21%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      1.76%        1.46%           1.16%(a)       1.99%        1.55%           1.32%(a)
Portfolio turnover rate............        47%          54%             20%            25%          59%             21%
Net assets at end of period
  (millions).......................    $  1.1       $  1.2         $   1.0         $  0.7       $  0.9         $   0.8

                                                    PORTFOLIOS
                                     -----------------------------------------
                                                  SEPTEMBER (10)
                                     -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 9/1/99(d)
                                      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 8.89       $ 8.78         $ 10.00
Income (loss) from investment
  operations:
  Net investment income............      0.12         0.16            0.05
  Net realized & unrealized gain
    (loss) on investments..........     (0.47)        0.11           (1.22)
                                       ------       ------         -------
        Total income (loss) from
          investment operations....     (0.35)        0.27           (1.17)
                                       ------       ------         -------
Less distributions:
  Dividends from net investment
    income.........................     (0.12)       (0.16)          (0.05)
                                       ------       ------         -------
        Total distributions........     (0.12)       (0.16)          (0.05)
                                       ------       ------         -------
Net asset value, end of period.....    $ 8.42       $ 8.89         $  8.78
                                       ======       ======         =======
Total return.......................     (4.03%)       3.48%         (11.65%)(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.60%        1.44%           0.88%(a)
  Ratio of net investment income to
    average net assets.............      1.40%        1.91%           1.80%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      1.94%        1.46%           1.02%(a)
Portfolio turnover rate............        23%          39%             12%
Net assets at end of period
  (millions).......................    $  0.8       $  0.9         $   1.5

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                          PORTFOLIOS
                                     -------------------------------------------------------------------------------------
                                                   OCTOBER (10)                                NOVEMBER (10)
                                     -----------------------------------------   -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 10/1/99(d)   YEAR ENDED   YEAR ENDED   FROM 11/1/99(d)
                                      12/31/01     12/31/00      TO 12/31/99      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------   ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.80       $ 9.20         $10.00          $ 9.36       $10.08         $10.00
Income (loss) from investment
  operations:
  Net investment income............      0.14         0.18           0.06            0.13         0.14           0.03
  Net realized & unrealized gain
    (loss) on investments..........     (0.30)        0.60          (0.80)          (0.25)       (0.71)          0.08
                                       ------       ------         ------          ------       ------         ------
        Total income (loss) from
          investment operations....     (0.16)        0.78          (0.74)          (0.12)       (0.57)          0.11
                                       ------       ------         ------          ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.14)       (0.18)         (0.06)          (0.13)       (0.15)         (0.03)
                                       ------       ------         ------          ------       ------         ------
        Total distributions........     (0.14)       (0.18)         (0.06)          (0.13)       (0.15)         (0.03)
                                       ------       ------         ------          ------       ------         ------
Net asset value, end of period.....    $ 9.50       $ 9.80         $ 9.20          $ 9.11       $ 9.36         $10.08
                                       ======       ======         ======          ======       ======         ======
Total return.......................     (1.59%)       9.12%         (7.33%)(b)      (1.35%)      (5.40%)         1.13%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.57%        1.27%          0.85%(a)        1.60%        1.54%          0.73%(a)
  Ratio of net investment income to
    average net assets.............      1.41%        2.07%          2.50%(a)        1.34%        1.59%          2.05%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      2.09%        1.50%          0.97%(a)        2.26%        1.60%          0.99%(a)
Portfolio turnover rate............        34%          43%            14%             55%          20%             0%
Net assets at end of period
  (millions).......................    $  0.7       $  0.9         $  1.4          $  0.7       $  0.7         $  1.3

                                                    PORTFOLIOS
                                     -----------------------------------------
                                                   DECEMBER (10)
                                     -----------------------------------------
                                     YEAR ENDED   YEAR ENDED   FROM 12/1/99(d)
                                      12/31/01     12/31/00      TO 12/31/99
                                     ----------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................    $ 9.79       $10.01         $10.00
Income (loss) from investment
  operations:
  Net investment income............      0.12         0.15           0.01
  Net realized & unrealized gain
    (loss) on investments..........     (0.22)       (0.22)          0.01
                                       ------       ------         ------
        Total income (loss) from
          investment operations....     (0.10)       (0.07)          0.02
                                       ------       ------         ------
Less distributions:
  Dividends from net investment
    income.........................     (0.12)       (0.15)         (0.01)
                                       ------       ------         ------
        Total distributions........     (0.12)       (0.15)         (0.01)
                                       ------       ------         ------
Net asset value, end of period.....    $ 9.57       $ 9.79         $10.01
                                       ======       ======         ======
Total return.......................     (0.89%)      (0.37%)         0.17%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................      1.60%        1.52%          0.50%(a)
  Ratio of net investment income to
    average net assets.............      1.23%        1.62%          0.81%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................      2.64%        1.75%          0.90%(a)
Portfolio turnover rate............        48%          35%             0%
Net assets at end of period
  (millions).......................    $  0.5       $  0.6         $  1.5

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                                            ------------------------------------------------------------------------
                                                    JANUARY (5)                    FEBRUARY (5)           MARCH (5)
                                            ----------------------------   ----------------------------   ----------
                                            YEAR ENDED   FROM 1/3/00(d)    YEAR ENDED   FROM 2/1/00(d)    YEAR ENDED
                                             12/31/01      TO 12/31/00      12/31/01      TO 12/31/00      12/31/01
                                            ----------   ---------------   ----------   ---------------   ----------
Per membership interest data:
Net asset value, beginning of period......    $10.98         $10.00          $11.87         $10.00          $13.28
Income from investment operations:
  Net investment income...................      0.21           0.30            0.24           0.28            0.17
  Net realized & unrealized gain (loss) on
    investments...........................     (0.55)          0.98           (0.40)          1.87           (0.75)
                                              ------         ------          ------         ------          ------
        Total income (loss) from
          investment operations...........     (0.34)          1.28           (0.16)          2.15           (0.58)
                                              ------         ------          ------         ------          ------
Less distributions:
  Dividends from net investment income....     (0.21)         (0.30)          (0.24)         (0.28)          (0.17)
  Dividends from capital gains............     (0.36)          0.00           (1.18)          0.00           (2.93)
                                              ------         ------          ------         ------          ------
        Total distributions...............     (0.57)         (0.30)          (1.42)         (0.28)          (3.10)
                                              ------         ------          ------         ------          ------
Net asset value, end of period............    $10.07         $10.98          $10.29         $11.87          $ 9.60
                                              ======         ======          ======         ======          ======
Total return..............................     (3.30%)        13.17%(b)       (1.45%)        21.91%(b)       (4.60%)
Ratios net of fees reduced or reimbursed
  by advisor (c):
  Ratio of expenses to average net
    assets................................      1.60%          0.77%(a)        1.60%          0.97%(a)        1.59%
  Ratio of net investment income to
    average net assets....................      1.82%          3.32%(a)        2.01%          2.03%(a)        1.27%
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets................................      3.43%          2.40%(a)        3.57%          2.05%(a)        3.47%
Portfolio turnover rate...................        36%             5%             53%            23%             69%
Net assets at end of period (millions)....    $  0.3         $  0.3          $  0.3         $  0.2          $  0.3

                                                              PORTFOLIOS
                                            ----------------------------------------------
                                               MARCH (5)               APRIL (5)
                                            ---------------   ----------------------------
                                            FROM 3/1/00(d)    YEAR ENDED   FROM 4/3/00(d)
                                              TO 12/31/00      12/31/01      TO 12/31/00
                                            ---------------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of period......      $10.00         $ 12.21         $10.00
Income from investment operations:
  Net investment income...................        0.27            0.20           0.21
  Net realized & unrealized gain (loss) on
    investments...........................        3.34           (1.46)          2.21
                                                ------         -------         ------
        Total income (loss) from
          investment operations...........        3.61           (1.26)          2.42
                                                ------         -------         ------
Less distributions:
  Dividends from net investment income....       (0.27)          (0.20)         (0.21)
  Dividends from capital gains............       (0.06)          (2.20)          0.00
                                                ------         -------         ------
        Total distributions...............       (0.33)          (2.40)         (0.21)
                                                ------         -------         ------
Net asset value, end of period............      $13.28         $  8.55         $12.21
                                                ======         =======         ======
Total return..............................       36.57%(b)      (10.64%)        24.51%(b)
Ratios net of fees reduced or reimbursed
  by advisor (c):
  Ratio of expenses to average net
    assets................................        0.92%(a)        1.60%          0.97%(a)
  Ratio of net investment income to
    average net assets....................        2.47%(a)        1.66%          2.03%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets................................        2.18%(a)        4.00%          2.05%(a)
Portfolio turnover rate...................           7%             62%            17%
Net assets at end of period (millions)....      $  0.3         $   0.2         $  0.2

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c) The advisor has reduced or reimbursed certain operating expenses.
(d)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                                            ------------------------------------------------------------------------
                                                      MAY (5)                        JUNE (5)              JULY (5)
                                            ----------------------------   ----------------------------   ----------
                                            YEAR ENDED   FROM 5/1/00(d)    YEAR ENDED   FROM 6/1/00(d)    YEAR ENDED
                                             12/31/01      TO 12/31/00      12/31/01      TO 12/31/00      12/31/01
                                            ----------   ---------------   ----------   ---------------   ----------
Per membership interest data:
Net asset value, beginning of period......    $12.65         $10.00          $11.56         $10.00          $11.69
Income (loss) from investment operations:
  Net investment income...................      0.20           0.19            0.14           0.16            0.18
  Net realized & unrealized gain (loss) on
    investments...........................     (1.33)          2.68           (1.09)          1.56           (0.78)
                                              ------         ------          ------         ------          ------
        Total income (loss) from
          investment operations...........     (1.13)          2.87           (0.95)          1.72           (0.60)
                                              ------         ------          ------         ------          ------
Less distributions:
  Dividends from net investment income....     (0.20)         (0.19)          (0.14)         (0.16)          (0.18)
  Dividends from capital gains............     (2.88)         (0.03)          (1.33)          0.00           (1.21)
                                              ------         ------          ------         ------          ------
        Total distributions...............     (3.08)         (0.22)          (1.47)         (0.16)          (1.39)
                                              ------         ------          ------         ------          ------
Net asset value, end of period............    $ 8.44         $12.65          $ 9.14         $11.56          $ 9.70
                                              ======         ======          ======         ======          ======
Total return..............................     (9.26%)        28.94%(b)       (8.41%)        17.35%(b)       (5.30%)
Ratios net of fees reduced or reimbursed
  by advisor (c):
  Ratio of expenses to average net
    assets................................      1.60%          0.94%(a)        1.60%          0.93%(a)        1.60%
  Ratio of net investment income to
    average net assets....................      1.63%          1.78%(a)        1.32%          1.53%(a)        1.53%
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets................................      3.93%          1.99%(a)        3.53%          1.99%(a)        4.40%
Portfolio turnover rate...................        59%             5%             62%             3%             55%
Net assets at end of period (millions)....    $  0.2         $  0.2          $  0.3         $  0.2          $  0.2

                                                              PORTFOLIOS
                                            ----------------------------------------------
                                               JULY (5)                AUGUST (5)
                                            ---------------   ----------------------------
                                            FROM 7/3/00(d)    YEAR ENDED   FROM 8/1/00(d)
                                              TO 12/31/00      12/31/01      TO 12/31/00
                                            ---------------   ----------   ---------------
Per membership interest data:
Net asset value, beginning of period......      $10.00          $11.75         $10.00
Income (loss) from investment operations:
  Net investment income...................        0.12            0.20           0.09
  Net realized & unrealized gain (loss) on
    investments...........................        1.69            0.02           1.75
                                                ------          ------         ------
        Total income (loss) from
          investment operations...........        1.81            0.22           1.84
                                                ------          ------         ------
Less distributions:
  Dividends from net investment income....       (0.12)          (0.20)         (0.09)
  Dividends from capital gains............        0.00           (0.47)          0.00
                                                ------          ------         ------
        Total distributions...............       (0.12)          (0.67)         (0.09)
                                                ------          ------         ------
Net asset value, end of period............      $11.69          $11.30         $11.75
                                                ======          ======         ======
Total return..............................       18.24%(b)        1.88%         18.42%(b)
Ratios net of fees reduced or reimbursed
  by advisor (c):
  Ratio of expenses to average net
    assets................................        0.80%(a)        1.59%          0.67%(a)
  Ratio of net investment income to
    average net assets....................        1.16%(a)        2.03%          0.84%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets................................        2.01%(a)        3.94%          1.80%(a)
Portfolio turnover rate...................           0%             43%             0%
Net assets at end of period (millions)....      $  0.2          $  0.4         $  0.1

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reduced or reimbursed certain operating expenses.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                               PORTFOLIOS
                                        -----------------------------------------------------------------------------------------
                                                      SEPTEMBER (5)                                   OCTOBER (5)
                                        ------------------------------------------    -------------------------------------------
                                        YEAR ENDED    YEAR ENDED    FROM 9/1/99(d)    YEAR ENDED    YEAR ENDED    FROM 10/1/99(d)
                                         12/31/01      12/31/00      TO 12/31/99       12/31/01      12/31/00       TO 12/31/99
                                        ----------    ----------    --------------    ----------    ----------    ---------------
Per membership interest data:
Net asset value, beginning of
  period............................      $ 8.52        $ 7.46         $ 10.00          $ 8.99        $ 8.47          $ 10.00
Income (loss) from investment
  operations:
  Net investment income.............        0.09          0.17            0.07            0.13          0.20             0.06
  Net realized & unrealized gain
    (loss) on investments...........        0.11          1.06           (2.54)           0.15          0.52            (1.53)
                                          ------        ------         -------          ------        ------          -------
         Total income (loss) from
           investment operations....        0.20          1.23           (2.47)           0.28          0.72            (1.47)
                                          ------        ------         -------          ------        ------          -------
Less distributions:
  Dividends from net investment
    income..........................       (0.09)        (0.17)          (0.07)          (0.13)        (0.20)           (0.06)
                                          ------        ------         -------          ------        ------          -------
         Total distributions........       (0.09)        (0.17)          (0.07)          (0.13)        (0.20)           (0.06)
                                          ------        ------         -------          ------        ------          -------
Net asset value, end of period......      $ 8.63        $ 8.52         $  7.46          $ 9.14        $ 8.99          $  8.47
                                          ======        ======         =======          ======        ======          =======
Total return........................        2.35%        16.86%         (24.78%)(b)       3.20%         9.07%          (14.70%)(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets..........................        1.60%         1.60%           0.98%(a)        1.60%         1.28%            0.92%(a)
  Ratio of net investment income to
    average net assets..............        0.97%         2.29%           2.72%(a)        1.32%         2.58%            2.72%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets..........................        4.36%         3.18%           4.79%(a)        3.26%         2.28%            2.60%(a)
Portfolio turnover rate.............          66%           39%              1%             84%           69%               0%
Net assets at end of period
  (millions)........................      $  0.2        $  0.2         $   0.2          $  0.3        $  0.3          $   0.3

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reduced or reimbursed certain operating expenses.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                               PORTFOLIOS
                                       ------------------------------------------------------------------------------------------
                                                      NOVEMBER (5)                                   DECEMBER (5)
                                       -------------------------------------------    -------------------------------------------
                                       YEAR ENDED    YEAR ENDED    FROM 11/1/99(d)    YEAR ENDED    YEAR ENDED    FROM 12/1/99(d)
                                        12/31/01      12/31/00       TO 12/31/99       12/31/01      12/31/00       TO 12/31/99
                                       ----------    ----------    ---------------    ----------    ----------    ---------------
Per membership interest data:
Net asset value, beginning of
  period...........................      $ 8.39       $  9.94          $10.00           $10.30        $10.00          $10.00
Income (loss) from investment
  operations:
  Net investment income............        0.12          0.20            0.05             0.10          0.19            0.02
  Net realized & unrealized gain
    (loss) on investments..........        0.07         (1.54)          (0.07)            0.35          0.49            0.00
                                         ------       -------          ------           ------        ------          ------
         Total income (loss) from
           investment operations...        0.19         (1.34)          (0.02)            0.45          0.68            0.02
                                         ------       -------          ------           ------        ------          ------
Less distributions:
  Dividends from net investment
    income.........................       (0.12)        (0.21)          (0.04)           (0.10)        (0.18)          (0.02)
  Dividends from capital gains.....        0.00          0.00            0.00            (0.54)        (0.20)           0.00
                                         ------       -------          ------           ------        ------          ------
         Total distributions.......       (0.12)        (0.21)          (0.04)           (0.64)        (0.38)          (0.02)
                                         ------       -------          ------           ------        ------          ------
Net asset value, end of period.....      $ 8.46       $  8.39          $ 9.94           $10.11        $10.30          $10.00
                                         ======       =======          ======           ======        ======          ======
Total return.......................        2.26%       (13.31%)         (0.20%)(b)        4.34%         7.50%           0.17%(b)
Ratios net of fees reduced or
  reimbursed by advisor (c):
  Ratio of expenses to average net
    assets.........................        1.60%         1.29%           0.90%(a)         1.60%         1.60%           0.69%(a)
  Ratio of net investment income to
    average net assets.............        1.38%         2.49%           3.16%(a)         0.92%         2.13%           2.27%(a)
Ratio assuming no fees reduced or
  reimbursed by advisor:
  Ratio of expenses to average net
    assets.........................        4.04%         3.04%           2.75%(a)         3.26%         3.04%           2.43%(a)
Portfolio turnover rate............          73%           32%              0%             107%           35%              0%
Net assets at end of period
  (millions).......................      $  0.2       $   0.2          $  0.2           $  0.3        $  0.3          $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reduced or reimbursed certain operating expenses.

(d) Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2001
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. Its "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the second to last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of commons stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing net investment income are normally distributed quarterly and are recorded on the ex-dividend date. Any net realized capital gains are normally distributed annually and are recorded on the ex-dividend date. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments are determined using the specific identification method.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the Fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2001
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 2001 were as follows:

                                                JAN. (10)    FEB. (10)    MARCH (10)    APRIL (10)    MAY (10)     JUNE (10)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $  45,123    $ 156,811    $ 123,628     $ 157,834     $ 110,830    $ 121,867
        Depreciation..........................    (86,031)    (122,993)    (119,358)     (209,764)     (110,183)    (124,838)
      Net Unrealized:
        Appreciation (Depreciation)...........    (40,908)      33,818        4,270       (51,930)          647       (2,971)

                                                JULY (10)    AUG . (10)    SEPT. (10)    OCT. (10)     NOV. (10)    DEC . (10)
                                                ---------    ----------    ----------    ----------    ---------    ----------
      Gross unrealized:
        Appreciation..........................  $ 117,984    $  75,873     $  84,966     $  92,415     $  52,545     $ 30,962
        Depreciation..........................   (137,095)     (96,203)     (118,578)      (76,193)      (78,630)     (58,649)
      Net Unrealized:
        Appreciation (Depreciation)...........    (19,111)     (20,330)      (33,612)       16,222       (26,085)     (27,687)

                                                JAN. (5)     FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)     JUNE (5)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $  36,436    $  35,818    $  20,987     $   4,109     $   4,172    $   8,401
        Depreciation..........................    (26,690)     (21,110)     (34,460)      (30,218)      (38,850)     (55,143)
      Net Unrealized:
        Appreciation (Depreciation)...........      9,746       14,708      (13,473)      (26,109)      (34,678)     (46,742)

                                                JULY (5)     AUG. (5)     SEPT. (5)      OCT. (5)     NOV. (5)     DEC. (5)
                                                ---------    ---------    ----------    ----------    ---------    ---------
      Gross unrealized:
        Appreciation..........................  $   9,033    $  20,351    $  10,227     $  28,578     $   9,087    $   4,469
        Depreciation..........................    (33,059)     (30,461)     (10,204)       (7,943)      (19,704)      (3,099)
      Net Unrealized:
        Appreciation (Depreciation)...........    (24,026)     (10,110)          23        20,635       (10,617)       1,370

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2001 were as follows:

                                                   JAN. (10)    FEB. (10)    MARCH (10)    APRIL (10)    MAY (10)    JUNE (10)
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Stocks:
        Purchases................................  $214,546     $333,445      $218,036      $336,750     $351,113    $331,695
        Sales....................................   264,313      429,289       372,468       468,698      407,829     441,625

                                                   JULY (10)    AUG. (10)    SEPT. (10)    OCT. (10)     NOV. (10)    DEC. (10)
                                                   ---------    ---------    ----------    ----------    ---------    ---------
      Stocks:
        Purchases................................  $531,069     $213,852      $195,524      $258,052     $396,260     $223,365
        Sales....................................   536,978      367,660       310,647       366,371      343,865      275,819

                                                   JAN. (5)     FEB. (5)     MARCH (5)     APRIL (5)     MAY (5)     JUNE (5)
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Stocks:
        Purchases................................  $100,767     $144,285      $193,737      $140,357     $143,751    $295,821
        Sales....................................   106,914      136,403       190,644       138,560      133,711     152,677

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2001
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   JULY (5)     AUG. (5)     SEPT. (5)      OCT. (5)     NOV. (5)    DEC. (5)
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Stocks:
        Purchases................................  $190,331     $314,438      $137,887      $255,228     $182,811    $319,660
        Sales....................................  $101,462     $ 91,046      $131,648      $342,500     $146,052    $318,922

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONLI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser may make additional voluntary waivers during the year. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily net assets, and is an expense of the Advisor, not the Fund.

   The Fund's transfer agent and dividend-paying agent through December 31, 2000 was American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York. Effective January 1, 2001, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, took over as transfer agent for the Fund. Effective March 1, 2001 Firstar Mutual Fund Services, LLC also replaced American Data Services, Inc. as the Fund's accounting agent. The Fund has incurred conversion costs as a result of these changes. The Fund's custodian agent is Firstar Bank, N.A., 425 Walnut Street, Cincinnati. Ohio.

   Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $250 for each meeting attended.

(4) FUND INTERESTS

   Fund interests transactions for the year ended December 31, 2001 and period ending December 31, 2000 were as follows:

                                                        JANUARY (10)              FEBRUARY (10)               MARCH (10)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR         YEAR          YEAR          YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............     7,761      241,003        13,676       342,399        8,641      66,109
      Capital shares issued on reinvested
        dividends................................     1,047        1,952         2,201         5,425        1,998       2,134
      Capital shares redeemed....................    13,826      225,986        24,871       137,017       26,195      50,785

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2001
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                         APRIL (10)                  MAY (10)                  JUNE (10)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR         YEAR          YEAR          YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............     8,705       79,039        11,784        58,202       16,176      53,977
      Capital shares issued on reinvested
        dividends................................     2,459        2,288         1,718         1,434        1,741       2,012
      Capital shares redeemed....................    24,928       63,495        21,189        38,553       28,751      66,869

                                                         JULY (10)                 AUGUST (10)              SEPTEMBER (10)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR         YEAR          YEAR          YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............    31,696       41,086        12,117        42,424        4,875      19,892
      Capital shares issued on reinvested
        dividends................................     2,061        1,964         1,617         1,734        1,380       2,491
      Capital shares redeemed....................    36,109       27,064        32,637        29,104       18,400      82,976

                                                        OCTOBER (10)              NOVEMBER (10)              DECEMBER (10)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR         YEAR          YEAR          YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............     9,777       11,994        25,756         7,437       11,454       9,251
      Capital shares issued on reinvested
        dividends................................     1,196        2,343           948         1,636          626       1,422
      Capital shares redeemed....................    22,512       76,316        19,370        68,607       16,916     101,360

                                                        JANUARY (5)                FEBRUARY (5)                MARCH (5)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR        1/3/00         YEAR         2/1/00        YEAR       3/1/00
                                                     ENDED         TO          ENDED           TO         ENDED         TO
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............     2,101       28,167         7,144        23,339        3,833      20,653
      Capital shares issued on reinvested
        dividends................................     1,370          765         2,855           535        6,691         568
      Capital shares redeemed....................     2,834        3,578         3,833         4,057        3,445         694

                                                         APRIL (5)                   MAY (5)                   JUNE (5)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR        4/3/00         YEAR         5/1/00        YEAR       6/1/00
                                                     ENDED         TO          ENDED           TO         ENDED         TO
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............     1,780       23,484         1,130        19,462       12,968      16,888
      Capital shares issued on reinvested
        dividends................................     5,216          415         6,821           356        4,519         245
      Capital shares redeemed....................     2,500        4,418         1,195           854          923         502

                                                          JULY (5)                  AUGUST (5)               SEPTEMBER (5)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR        7/3/00         YEAR         8/1/00        YEAR        YEAR
                                                     ENDED         TO          ENDED           TO         ENDED        ENDED
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............     7,939       13,029        18,166        12,430        1,509       2,999
      Capital shares issued on reinvested
        dividends................................     2,785          147         1,647            99          235         502
      Capital shares redeemed....................       884          175           321           220          904       1,509

                                                        OCTOBER (5)                NOVEMBER (5)              DECEMBER (5)
                                                   ----------------------    ------------------------    ---------------------
                                                     YEAR         YEAR          YEAR          YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                   12/31/01     12/31/00      12/31/01      12/31/00     12/31/01    12/31/00
                                                   ---------    ---------    ----------    ----------    --------    ---------
      Capital shares issued on sales.............    11,156        7,288         9,588         2,259        5,319       8,991
      Capital shares issued on reinvested
        dividends................................       482          922           343           568        1,860         951
      Capital shares redeemed....................    19,962        2,165         4,977           912        4,771       1,500

                    END OF NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

INFORMATION ABOUT MANAGERS (UNAUDITED)

NAME, ADDRESS, AGE, POSITION(S) HELD WITH FUND
AND LENGTH OF SERVICE AS AN OHIO NATIONAL
INVESTMENTS, INC. DIRECTOR                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY DIRECTORS
----------------------------------------------  -------------------------------------------   --------------------------------------
Ronald L. Benedict                              Corporate Vice President, Counsel and         Secretary of the Advisor
One Financial Way                               Secretary, ONLI
Cincinnati, Ohio
60, Secretary and Director since
March 1975
James E. Bushman                                Director, President & CEO, Cast -- Fab        Director, The Midland Company, Hilltop
3040 Forrer Street                              Technologies Inc.                             Basic Resources, Inc., Littleford
Cincinnati, Ohio                                                                              Group, Inc., Portman Equipment Co.,
57, Director, Member of Audit                                                                 Rotex, Inc., Steinhauser Printing Co.,
and Independent Directors                                                                     Ante Investments, Inc., Carlisle
Committees since March 2000                                                                   Construction Co., Inc., EGC
                                                                                              Constructions Co., Inc., Factory Power
                                                                                              Co. and Security Systems Equipment
                                                                                              Corp.
Ross Love                                       Director, President & CEO, Blue Chip          Trustee, Health Alliance of Greater
615 Windings Way                                Enterprises LTD.                              Cincinnati; Director, Partnership for
Cincinnati, Ohio                                                                              a Drug Free America (Chairman of
56, Director, Member of Audit                                                                 African-American Task Force); Advisory
and Independent Directors                                                                     Board, Syracuse University School of
Committees since March 1977                                                                   Management; Director, Association of
                                                                                              National Advertisers.
John J. Palmer                                  Executive Vice President, Strategic
One Financial Way                               Initiatives, ONLI.
Cincinnati, Ohio
63, President & Director since
July 1997
George M. Vredeveld                             Professor of Economics, University of         Director of Center for Economic
University of Cincinnati                        Cincinnati                                    Education; Private Consultant;
P.O. Box 210223 Cincinnati, Ohio                                                              Director of Benchmark Savings Bank
59, Director, Member of Audit
and Independent Directors
Committees since March 1996

   Each Manager listed above is also a Director of The Ohio National Fund, Inc. and ONE Fund, Inc. They are responsible for all of the portfolios of the respective funds.

THE DOW(SM) TARGET VARIABLE FUND LLC

 INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Managers of the Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of the Dow(SM) Target Variable Fund LLC - Dow(SM) Target 10 January Portfolio, Dow(SM) Target 10 February Portfolio, Dow(SM) Target 10 March Portfolio, Dow(SM) Target 10 April Portfolio, Dow(SM) Target 10 May Portfolio, Dow(SM) Target 10 June Portfolio, Dow(SM) Target 10 July Portfolio, Dow(SM) Target 10 August Portfolio, Dow(SM) Target 10 September Portfolio, Dow(SM) Target 10 October Portfolio, Dow(SM) Target 10 November Portfolio, Dow(SM) Target 10 December Portfolio, Dow(SM) Target 5 January Portfolio, Dow(SM) Target 5 February Portfolio, Dow(SM) Target 5 March Portfolio, Dow(SM) Target 5 April Portfolio, Dow(SM) Target 5 May Portfolio, Dow(SM) Target 5 June Portfolio, Dow(SM) Target 5 July Portfolio, Dow(SM) Target 5 August Portfolio, Dow(SM) Target 5 September Portfolio, Dow(SM) Target 5 October Portfolio, Dow(SM) Target 5 November Portfolio, and Dow(SM) Target 5 December Portfolio (collectively, the Portfolios), including the schedules of investments, as of December 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2001, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of December 31, 2001, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 18, 2002

The Dow(SM) Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio  45201

Form 8599  Rev. 2/02